As filed with the SEC on April 29, 2016

Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 30	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 77	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

640 Fifth Avenue

New York, New York  10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York  10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2016, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2016. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 43.

EVA7

i

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectuses for the Government Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally  1-800-544-2442

Date: April 30, 2016

EVA7

Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	8
Investment Allocation of Your Purchase Payments	8
Trading Among Variable Subaccounts	9
Accumulation Units	11
Withdrawals	11
Signature Guarantee or Customer Authentication	12
Charges	13
Certain Funds Impose a Short-Term Redemption Fee	13
Death Benefit	14
Required Distributions Upon Death	14
Annuity Date	15
Selection of Annuity Income Options	15
Fixed, Variable, or Combination Annuity Income Options	15
Types of Annuity Income Options	16
Abandoned Property	16
Reports to Owners	17
The Guaranteed Account
The Guaranteed Account	17
More About the Contract
Tax Considerations	17
Other Contract Provisions	20
Selling the Contracts	21
Availability of Unisex	21
Dollar Cost Averaging	21
Automatic Rebalancing	22
Postponement of Payment	22
More About the Variable Account and the Funds
Changes in Investment Options	22
Total Return for a Subaccount	23
Voting Rights	23
Resolving Material Conflicts	23
Litigation	23
Appendix A: Accumulation Unit Values	24
Table of Contents of the Statement of Additional Information	43

EVA7

Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

EVA7

Summary of the Contract

Purpose

•  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

•  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.

•  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

•  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.

•  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1)  on a non-qualified basis; or

(2)  on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Additional payments are not allowed.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. Additional payments are not allowed.

Investment Options

You may direct your money to one or more of the fifty-six Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, FMR Co., Inc., Geode, BlackRock, Franklin Templeton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 17.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 16. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 15.

EVA7

1

•  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

•  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page 14. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 14.

Charges

We assess the following charges:

(1)  Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2)  Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3)  Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4)  Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5)  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

(6)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(7)  Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee.

(8)  Other Taxes.

For further information on the charges described above, see Charges on page 13.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page 8.

Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

EVA7

2

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00	A

A  Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of six per contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge		Maximum Charge
Annual Maintenance Charge	$30.00	A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%		Same as current
Daily Administrative Charge	0.05%		Same as current
Total Separate Account Annual Expenses	0.80%		Same as current

A  We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.47%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 13.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are

EVA7

3

no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$232	$715	$1,225	$2,625

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$231	$713	$1,222	$2,618

Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-six Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

EVA7

4

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP Freedom 2005 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2010 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2015 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2020 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom 2025 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.

EVA7

5

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Freedom 2030 Portfolio*	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Freedom Income Portfolio*	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP FundsManager® 20% Portfolio*	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio*	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio**	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Government Money Market Portfolio*	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company

EVA7

6

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO		Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

*  Prior to October 22, 2015, the portfolio's investment advisor was Strategic Advisers®, Inc.

**  Prior to December 1, 2015, the portfolio was known as Fidelity VIP Money Market.

EVA7

7

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

•  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 17.

•  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

•  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

EVA7

8

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

•  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

EVA7

9

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR — or in Other Funds — may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

EVA7

10

•  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

•  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any purchase payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. See Investment Allocation of Your Purchase Payments on page 8. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following the withdrawal or transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2017, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page 17.

•  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 15.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 23.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

EVA7

11

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 17. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page 22.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3.  For contracts that have had an address change in the last 10 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4.  The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

•  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

EVA7

12

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1.  Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2.  Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 14. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4.  Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5.  Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6.  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7.  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8.  Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 13.

9.  Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page 20.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio,

EVA7

13

Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Owner's spouse is the recipient, in which case the spouse may elect to continue the

EVA7

14

Contract and become the Owner. Federal tax law does not extend to the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page 16.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

•  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

•  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

EVA7

15

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

•  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

•  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1.  Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2.  Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3.  Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please

EVA7

16

note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

•  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."

•  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

•  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.

•  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or

EVA7

17

interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

•  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.

•  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

•  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

•  The taxable portion of a distribution is generally taxed as ordinary income.

•  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

EVA7

18

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

•  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

EVA7

19

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. A joint owner can be a non-spouse. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2.  Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

EVA7

20

3.  Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4.  Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5.  Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6.  Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 17. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7.  Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds.

The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, Rhode Island 02917. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

EVA7

21

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 13.

•  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

•  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

•  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.

•  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EVA7

22

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

EVA7

23

Appendix A

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	34.99	34.74	214,561
2014	33.32	34.99	226,475
2013	27.44	33.32	258,329
2012	23.96	27.44	253,471
2011	25.74	23.96	280,438
2010	22.30	25.74	306,036
2009	16.91	22.30	362,689
2008	26.56	16.91	396,230
2007	22.51	26.56	462,287
2006	21.21	22.51	548,843

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	52.66	52.32	531,630
2014	50.16	52.66	577,033
2013	43.70	50.16	655,266
2012	39.17	43.70	712,433
2011	40.52	39.17	793,612
2010	35.75	40.52	879,602
2009	27.91	35.75	956,035
2008	39.47	27.91	1,063,247
2007	34.45	39.47	1,239,926
2006	32.36	34.45	1,455,349

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	27.96	27.90	433,599
2014	25.56	27.96	439,696
2013	21.54	25.56	438,311
2012	18.87	21.54	482,158
2011	19.73	18.87	529,820
2010	16.85	19.73	563,529
2009	12.25	16.85	601,705
2008	18.70	12.25	674,526
2007	17.29	18.70	861,767
2006	15.60	17.29	930,355

EVA7

24

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.77	24.70	193,357
2014	21.86	23.77	79,950
2013	15.62	21.86	125,531
2012	12.94	15.62	52,115
2011	13.28	12.94	37,266
2010	10.19	13.28	305,737
2009	7.43	10.19	49,407
2008	11.36	7.43	21,932
2007	12.47	11.36	26,279
2006	11.16	12.47	55,339

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		20.17	21.90	90,212
2014		17.58	20.17	63,783
2013		14.55	17.58	87,358
2012		12.71	14.55	112,243
2011		11.84	12.71	76,503
2010		10.36	11.84	28,759
2009		8.65	10.36	44,797
2008		11.09	8.65	67,761
2007	*	10.00	11.09	24,144

*  Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	74.46	74.36	1,279,279
2014	67.06	74.46	1,442,663
2013	51.49	67.06	1,564,875
2012	44.59	51.49	1,704,333
2011	46.11	44.59	1,908,227
2010	39.65	46.11	2,104,799
2009	29.46	39.65	2,394,716
2008	51.65	29.46	2,661,786
2007	44.28	51.65	3,048,936
2006	39.96	44.28	3,735,425

EVA7

25

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		16.09	15.65	99,559
2014		15.41	16.09	83,015
2013		11.23	15.41	182,832
2012		9.51	11.23	94,860
2011		9.72	9.51	136,819
2010		7.80	9.72	106,625
2009		6.43	7.80	101,759
2008		9.79	6.43	65,922
2007		10.10	9.79	75,530
2006	*	10.00	10.10	35,378

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.34	26.47	149,659
2014	23.94	26.34	98,532
2013	17.42	23.94	100,116
2012	14.31	17.42	69,186
2011	14.82	14.31	45,711
2010	12.62	14.82	61,640
2009	9.34	12.62	73,282
2008	16.03	9.34	83,210
2007	15.09	16.03	152,935
2006	13.34	15.09	292,553

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	*	8.69	7.43	43,424

*  Period from 4/30/2015 to 12/31/2015

EVA7

26

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.47	20.87	165,917
2014	30.53	26.47	178,073
2013	24.73	30.53	234,327
2012	23.74	24.73	283,626
2011	25.19	23.74	378,519
2010	21.26	25.19	405,801
2009	14.48	21.26	499,059
2008	31.94	14.48	520,422
2007	22.06	31.94	675,378
2006	19.02	22.06	864,869

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	93.00	88.60	435,243
2014	86.23	93.00	504,443
2013	67.83	86.23	561,683
2012	58.29	67.83	614,253
2011	58.20	58.29	696,279
2010	50.95	58.20	788,145
2009	39.44	50.95	918,299
2008	69.34	39.44	1,059,656
2007	68.85	69.34	1,279,468
2006	57.74	68.85	1,580,259

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	12.73	12.16	140,000
2014	11.57	12.73	146,676
2013	8.71	11.57	220,168
2012	6.83	8.71	157,024
2011	8.66	6.83	129,898
2010	8.14	8.66	142,595
2009	6.45	8.14	259,408
2008	13.02	6.45	199,564
2007	15.16	13.02	167,247
2006	13.14	15.16	282,958

EVA7

27

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		9.90	9.81	19,311
2014	*	10.00	9.90	7,088

*  Period from 4/30/2014 to 12/31/2014

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	15.22	15.06	25,500
2014	14.71	15.22	43,173
2013	13.51	14.71	33,308
2012	12.43	13.51	17,212
2011	12.51	12.43	22,370
2010	11.33	12.51	26,173
2009	9.28	11.33	34,876
2008	12.28	9.28	50,039
2007	11.40	12.28	45,167
2006	10.48	11.40	43,283

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.25	16.07	75,332
2014	15.67	16.25	81,052
2013	13.92	15.67	117,820
2012	12.55	13.92	99,146
2011	12.68	12.55	111,467
2010	11.31	12.68	106,553
2009	9.18	11.31	163,160
2008	12.34	9.18	198,349
2007	11.45	12.34	197,948
2006	10.51	11.45	173,835

EVA7

28

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.64	16.45	185,586
2014	16.02	16.64	204,824
2013	14.11	16.02	233,024
2012	12.68	14.11	226,411
2011	12.82	12.68	274,174
2010	11.43	12.82	271,590
2009	9.20	11.43	322,426
2008	12.71	9.20	284,321
2007	11.72	12.71	255,884
2006	10.64	11.72	305,269

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.74	16.56	168,366
2014	16.09	16.74	167,692
2013	13.98	16.09	181,802
2012	12.43	13.98	159,063
2011	12.66	12.43	163,871
2010	11.15	12.66	183,933
2009	8.72	11.15	182,786
2008	13.04	8.72	209,760
2007	11.92	13.04	162,291
2006	10.74	11.92	201,599

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.58	17.41	63,672
2014	16.87	17.58	72,766
2013	14.18	16.87	69,764
2012	12.42	14.18	40,159
2011	12.79	12.42	39,446
2010	11.13	12.79	40,745
2009	8.63	11.13	39,497
2008	13.21	8.63	83,730
2007	12.05	13.21	67,170
2006	10.80	12.05	84,317

EVA7

29

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.38	17.20	64,357
2014	16.69	17.38	65,315
2013	13.83	16.69	85,278
2012	12.06	13.83	107,765
2011	12.48	12.06	112,751
2010	10.84	12.48	123,952
2009	8.30	10.84	126,166
2008	13.51	8.30	96,527
2007	12.23	13.51	92,839
2006	10.89	12.23	82,347

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	14.18	14.02	71,470
2014	13.78	14.18	244,856
2013	13.16	13.78	261,864
2012	12.45	13.16	100,956
2011	12.35	12.45	62,294
2010	11.58	12.35	82,641
2009	10.16	11.58	69,083
2008	11.44	10.16	49,291
2007	10.86	11.44	47,634
2006	10.23	10.86	88,540

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.38	13.27	308,316
2014		12.96	13.38	380,857
2013		12.36	12.96	429,434
2012		11.81	12.36	519,005
2011		11.63	11.81	597,264
2010		10.91	11.63	498,295
2009		9.97	10.91	463,717
2008		10.95	9.97	223,645
2007		10.42	10.95	63,748
2006	*	10.00	10.42	25,441

*  Period from 5/1/2006 to 12/31/2006

EVA7

30

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.46	14.36	712,663
2014		13.87	14.46	682,497
2013		12.17	13.87	721,798
2012		11.14	12.17	855,822
2011		11.27	11.14	960,724
2010		10.16	11.27	1,024,244
2009		8.61	10.16	1,055,954
2008		11.20	8.61	729,869
2007		10.55	11.20	580,057
2006	*	10.00	10.55	220,326

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		13.58	13.53	273,777
2014		12.99	13.58	312,916
2013		11.04	12.99	330,475
2012		9.97	11.04	351,894
2011		10.28	9.97	360,440
2010		9.10	10.26	423,922
2009		7.49	9.10	383,941
2008	*	10.00	7.49	148,975

*  Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.64	14.59	350,926
2014		14.03	14.64	448,195
2013		11.62	14.03	543,861
2012		10.34	11.62	619,343
2011		10.74	10.34	627,252
2010		9.47	10.74	689,327
2009		7.67	9.47	751,023
2008		11.38	7.67	665,891
2007		10.64	11.38	553,969
2006	*	10.00	10.64	262,663

*  Period from 5/1/2006 to 12/31/2006

EVA7

31

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.57	14.51	148,616
2014		13.95	14.57	201,431
2013		11.01	13.95	169,996
2012		9.73	11.01	144,339
2011		10.35	9.73	270,776
2010		8.98	10.35	337,916
2009		7.04	8.98	327,445
2008		11.49	7.04	317,517
2007		10.66	11.49	304,622
2006	*	10.00	10.66	308,436

*  Period from 5/1/2006 to 12/31/2006

Fidelity VIP Government Money Market Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.11	20.94	1,032,284
2014	21.27	21.11	1,258,756
2013	21.44	21.27	1,489,258
2012	21.58	21.44	1,617,863
2011	21.73	21.58	2,005,396
2010	21.86	21.73	2,073,877
2009	21.88	21.86	2,928,357
2008	21.41	21.88	5,481,977
2007	20.51	21.41	3,551,969
2006	19.71	20.51	3,454,632

*  Prior to December 1, 2015, the subaccount was known as Fidelity VIP Money Market

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	31.07	30.12	454,412
2014	28.35	31.07	513,762
2013	21.40	28.35	530,901
2012	18.19	21.40	548,315
2011	18.05	18.19	575,498
2010	15.84	18.05	642,298
2009	12.55	15.84	719,619
2008	21.71	12.55	839,275
2007	19.52	21.71	991,270
2006	17.38	19.52	1,185,337

EVA7

32

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	24.04	25.18	464,607
2014	21.60	24.04	341,223
2013	15.79	21.60	384,209
2012	13.31	15.79	404,800
2011	13.11	13.31	396,299
2010	10.68	13.11	409,369
2009	7.38	10.68	451,797
2008	16.55	7.38	454,679
2007	13.54	16.55	598,676
2006	12.94	13.54	679,611

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	105.99	112.69	352,397
2014	96.00	105.99	389,172
2013	70.98	96.00	435,981
2012	62.39	70.98	483,987
2011	62.77	62.39	530,587
2010	50.96	62.77	598,574
2009	40.04	50.96	666,894
2008	76.40	40.04	744,563
2007	60.67	76.40	886,937
2006	57.23	60.67	1,068,219

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	37.74	39.82	506,371
2014	28.64	37.74	615,377
2013	18.49	28.64	599,168
2012	15.43	18.49	452,863
2011	14.36	15.43	333,701
2010	12.34	14.36	245,639
2009	9.38	12.34	306,816
2008	13.95	9.38	322,541
2007	12.76	13.95	399,765
2006	12.09	12.76	530,350

EVA7

33

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	47.51	45.42	146,195
2014	47.34	47.51	178,990
2013	45.05	47.34	217,645
2012	39.76	45.05	275,209
2011	38.52	39.76	286,649
2010	34.12	38.52	325,167
2009	23.89	34.12	365,604
2008	32.11	23.89	344,161
2007	31.49	32.11	427,156
2006	28.54	31.49	556,829

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	61.47	61.79	719,341
2014	54.56	61.47	787,941
2013	41.59	54.56	826,105
2012	36.17	41.59	870,169
2011	35.73	36.17	930,567
2010	31.32	35.73	1,049,139
2009	24.93	31.32	1,218,469
2008	39.90	24.93	1,346,320
2007	38.15	39.90	1,491,155
2006	33.23	38.15	1,861,687

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	36.41	35.44	76,447
2014	34.56	36.41	99,194
2013	24.92	34.56	120,211
2012	20.96	24.92	117,928
2011	22.16	20.96	141,798
2010	17.04	22.16	140,403
2009	12.25	17.04	118,794
2008	20.53	12.25	133,001
2007	17.50	20.53	153,025
2006	15.25	17.50	215,769
EVA7

34

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	*	16.59	16.03	111,560

*  Period from 4/30/2015 to 12/31/2015

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	40.88	40.31	459,743
2014	38.94	40.88	500,163
2013	39.97	38.94	540,866
2012	38.05	39.97	722,164
2011	35.73	38.05	809,296
2010	33.41	35.73	893,139
2009	29.11	33.41	1,093,231
2008	30.33	29.11	1,028,083
2007	29.30	30.33	1,205,351
2006	28.30	29.30	1,393,895

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		17.66	15.94	48,588
2014		17.74	17.66	69,630
2013		14.64	17.74	78,342
2012		12.28	14.64	141,318
2011		13.49	12.28	152,843
2010		10.58	13.49	172,935
2009		5.99	10.58	169,117
2008		11.36	5.99	99,704
2007	*	10.00	11.36	42,365

*  Period from 5/1/2007 to 12/31/2007

EVA7

35

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	37.91	37.09	733,641
2014	35.96	37.91	840,888
2013	26.61	35.96	1,024,927
2012	23.36	26.61	1,015,440
2011	26.34	23.36	1,195,278
2010	20.61	26.34	1,459,543
2009	14.83	20.61	1,527,299
2008	24.69	14.83	1,609,568
2007	21.53	24.69	2,177,407
2006	19.26	21.53	2,876,316

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	43.46	44.68	200,485
2014	47.66	43.46	154,976
2013	36.84	47.66	177,775
2012	30.76	36.84	192,629
2011	37.43	30.76	212,026
2010	33.36	37.43	239,838
2009	26.57	33.36	276,540
2008	47.67	26.57	309,081
2007	40.97	47.67	371,847
2006	34.97	40.97	447,554

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	32.07	33.00	127,203
2014	24.84	32.07	144,988
2013	24.59	24.84	145,892
2012	20.91	24.59	182,824
2011	19.50	20.91	167,208
2010	15.07	19.50	186,014
2009	11.03	15.07	166,913
2008	18.50	11.03	178,866
2007	22.66	18.50	220,651
2006	16.71	22.66	658,620

EVA7

36

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.15	17.71	320,882
2014	17.66	18.15	355,151
2013	17.75	17.66	404,034
2012	16.19	17.75	644,508
2011	15.60	16.19	932,143
2010	14.34	15.60	631,580
2009	11.12	14.34	776,637
2008	12.48	11.12	610,367
2007	11.92	12.48	635,732
2006	11.14	11.92	651,921

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	21.94	23.12	299,781
2014	19.76	21.94	357,673
2013	15.59	19.76	290,972
2012	13.37	15.59	390,133
2011	14.94	13.37	393,761
2010	11.79	14.94	538,196
2009	6.06	11.79	533,595
2008	12.41	6.06	322,897
2007	10.85	12.41	422,156
2006	10.11	10.85	542,628

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.65	12.85	53,715
2014		12.32	12.65	45,173
2013		10.24	12.32	28,350
2012		8.58	10.24	239,115
2011		8.83	8.58	32,886
2010		7.57	8.83	69,557
2009		5.16	7.57	37,049
2008		9.89	5.16	19,125
2007	*	10.00	9.89	8,173

*  Period from 5/1/2007 to 12/31/2007

EVA7

37

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	22.24	19.70	74,816
2014	18.41	22.24	129,902
2013	15.34	18.41	113,690
2012	14.39	15.34	144,472
2011	12.82	14.39	138,736
2010	11.62	12.82	146,513
2009	10.15	11.62	168,775
2008	15.89	10.15	279,074
2007	13.27	15.89	369,586
2006	10.15	13.27	397,752

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	23.67	22.78	165,375
2014	22.34	23.67	186,832
2013	17.26	22.34	224,795
2012	13.67	17.26	235,146
2011	15.11	13.67	254,066
2010	12.03	15.11	306,112
2009	7.70	12.03	345,903
2008	15.88	7.70	400,968
2007	15.15	15.88	582,515
2006	13.12	15.15	627,907

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	18.16	17.88	117,540
2014	16.43	18.16	125,677
2013	12.50	16.43	101,278
2012	10.43	12.50	94,239
2011	10.78	10.43	116,739
2010	9.22	10.78	157,988
2009	6.52	9.22	179,243
2008	12.29	6.52	169,988
2007	12.13	12.29	215,158
2006	10.66	12.13	129,415

EVA7

38

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.64	11.45	111,982
2014		11.51	11.64	118,028
2013		10.13	11.51	112,578
2012	*	9.89	10.13	27,467

*  Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.05	10.02	23,113
2014		9.80	10.05	8,168
2013		10.10	9.80	13,990
2012	*	10.05	10.10	15,000

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		10.94	10.38	39,431
2014		10.83	10.94	43,886
2013		10.74	10.83	39,344
2012	*	10.00	10.74	19,093

*  Period from 04/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	17.55	17.16	54,997
2014	17.57	17.55	58,325
2013	14.46	17.57	63,843
2012	12.81	14.46	73,491
2011	14.50	12.81	86,235
2010	13.17	14.50	105,756
2009	11.45	13.17	112,560
2008	19.28	11.45	128,364
2007	18.22	19.28	179,986
2006	15.16	18.22	280,321

*  On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

EVA7

39

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		14.14	11.23	100,886
2014		14.90	14.14	211,703
2013		15.18	14.90	158,137
2012		12.51	15.18	257,933
2011		15.33	12.51	274,790
2010		12.56	15.33	413,307
2009		7.44	12.56	917,748
2008		14.59	7.44	348,480
2007		11.00	14.59	361,359
2006	*	10.00	11.00	167,397

*  Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	30.47	29.89	60,134
2014	29.84	30.47	74,126
2013	32.97	29.84	87,385
2012	28.18	32.97	124,813
2011	26.54	28.18	90,700
2010	24.37	26.54	106,467
2009	18.87	24.37	118,014
2008	22.37	18.87	103,755
2007	21.17	22.37	114,151
2006	19.26	21.17	176,315

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	26.03	23.06	109,869
2014	27.47	26.03	127,291
2013	27.98	27.47	158,381
2012	23.52	27.98	205,599
2011	28.99	23.52	265,920
2010	24.55	28.99	362,415
2009	14.57	24.55	429,192
2008	33.86	14.57	490,538
2007	24.31	33.86	877,714
2006	17.87	24.31	1,010,383

EVA7

40

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015	16.54	15.36	49,856
2014	16.32	16.54	55,892
2013	14.19	16.32	62,330
2012	12.57	14.19	74,033
2011	13.15	12.57	81,820
2010	12.55	13.15	106,716
2009	9.54	12.55	166,363
2008	17.37	9.54	217,130
2007	15.28	17.37	323,058
2006	12.31	15.28	414,081

PIMCO VIT CommodityRealReturn® Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		6.96	5.13	5,621
2014		8.60	6.96	9,540
2013		10.16	8.60	10,142
2012	*	10.01	10.16	14,028

*  Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		11.06	11.00	251,885
2014		11.05	11.06	368,025
2013		11.15	11.05	448,894
2012		10.62	11.15	497,574
2011		10.59	10.62	441,072
2010		10.14	10.59	499,010
2009	*	10.00	10.14	355,229

*  Period from 9/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.13	11.71	148,480
2014		11.86	12.13	164,937
2013		13.17	11.86	189,777
2012		12.21	13.17	315,350
2011		11.02	12.21	349,845
2010		10.28	11.02	226,518
2009	*	10.00	10.28	136,163

*  Period from 9/30/2009 to 12/31/2009

EVA7

41

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2015		12.20	12.15	167,050
2014		11.79	12.20	228,747
2013		12.12	11.79	325,494
2012		11.15	12.12	431,094
2011		10.85	11.15	387,284
2010		10.12	10.85	345,406
2009	*	10.00	10.12	158,174

*  Period from 9/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2015 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EVA7

42

Table of Contents of the Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	4
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0416
1.756512.117

EVA7

43

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2.  You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3.  You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4.  Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5.  No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6.  The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7.  The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8.  No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9.  Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10.  To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11.  You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12.  You may select one of the following methods of distribution for the assets of this IRA:

(a)  Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b)  Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

(c)  Single sum payment; or

FVA-91200

Not Part of the Prospectus

(d)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14.  If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15.  If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a)  The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b)  The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16.  You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17.  Distributions are taxed as ordinary income under Federal income tax laws.

18.  The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19.  Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20.  The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21.  Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22.  If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23.  If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24.  The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25.  As further described in the prospectus, the following are all the charges that the Company currently makes:

FVA-91200

Not Part of the Prospectus

2

(a)  Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b)  Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c)  Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

Not Part of the Prospectus

3

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2016

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2016, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

EVA7-PTB-0416
1.756513.117

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with FINRA and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude, LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC – Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)  The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b)  The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. (1) If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases

3

and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2015 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

4

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2015

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,692	$69,679	$8,123	$36,282	$43,245	$31,025	$42,874	$20,936
Receivable from EFILI	0	0	4	0	17	0	9	0
Total assets	22,692	69,679	8,127	36,282	43,262	31,025	42,883	20,936
Liabilities:
Payable to EFILI	6	1	0	0	0	0	0	0
Total net assets	$22,686	$69,678	$8,127	$36,282	$43,262	$31,025	$42,883	$20,936
Net Assets:
Fidelity Retirement Reserves	$21,622	$0	$6,640	$0	$38,564	$0	$39,712	$0
Fidelity Income Advantage	1,064	0	1,487	0	4,698	0	3,171	0
Fidelity Personal Retirement	0	69,118	0	36,282	0	31,025	0	20,936
Fidelity Freedom Lifetime Income	0	245	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	315	0	0	0	0	0	0
Total net assets	$22,686	$69,678	$8,127	$36,282	$43,262	$31,025	$42,883	$20,936
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,032	0	146	0	435	0	352	0
Unit Value	$20.94	$0	$45.42	$0	$88.60	$0	$112.69	$0
Fidelity Income Advantage:
Units Outstanding	53	0	34	0	55	0	29	0
Unit Value	$20.25	$0	$43.92	$0	$85.68	$0	$108.98	$0
Fidelity Personal Retirement:
Units Outstanding	0	6,485	0	2,417	0	1,762	0	951
Highest Unit Value	$0	$11.34	$0	$20.29	$0	$27.20	$0	$32.74
Lowest Unit Value	$0	$9.94	$0	$12.86	$0	$16.47	$0	$21.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	22	0	0	0	0	0	0
Unit Value	$0	$10.93	$0	$0	$0	$0	$0	$0

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	0	31	0	0	0	0	0	0
Highest Unit Value	$0	$9.66	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.27	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	2	0	0	0	0	0	0
Highest Unit Value	$0	$9.53	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,568	$19,332	$21,991	$46,694	$29,597	$23,806
Receivable from EFILI	1	0	10	0	5	0
Total assets	9,569	19,332	22,001	46,694	29,602	23,806
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$9,569	$19,332	$22,001	$46,694	$29,602	$23,806
Net Assets:
Fidelity Retirement Reserves	$8,957	$0	$18,536	$0	$27,819	$0
Fidelity Income Advantage	612	0	3,465	0	1,783	0
Fidelity Personal Retirement	0	19,332	0	46,694	0	23,806
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$9,569	$19,332	$22,001	$46,694	$29,602	$23,806
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	200	0	460	0	532	0
Unit Value	$44.68	$0	$40.31	$0	$52.32	$0
Fidelity Income Advantage:
Units Outstanding	14	0	89	0	35	0
Unit Value	$43.21	$0	$38.99	$0	$50.59	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,295	0	3,416	0	1,445
Highest Value	$0	$20.18	$0	$15.08	$0	$20.86
Lowest Value	$0	$14.59	$0	$11.63	$0	$14.77
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$151,827	$8,125	$7,294	$103,109	$113,767	$13,675	$162,069
Receivable from EFILI	3	4	0	0	0	5	1
Total assets	151,830	8,129	7,294	103,109	113,767	13,680	162,070
Liabilities:
Payable to EFILI	0	0	0	7	0	0	0
Total net assets	$151,830	$8,129	$7,294	$103,102	$113,767	$13,680	$162,070
Net Assets:
Fidelity Retirement Reserves	$44,452	$7,455	$0	$95,140	$0	$12,098	$0
Fidelity Income Advantage	4,337	674	0	7,962	0	1,582	0
Fidelity Personal Retirement	103,041	0	7,294	0	113,767	0	94,501
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	67,569
Total net assets	$151,830	$8,129	$7,294	$103,102	$113,767	$13,680	$162,070
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	719	215	0	1,279	0	434	0
Unit Value	$61.79	$34.74	$0	$74.36	$0	$27.90	$0
Fidelity Income Advantage:
Units Outstanding	73	20	0	111	0	58	0
Unit Value	$59.75	$33.59	$0	$71.91	$0	$26.98	$0
Fidelity Personal Retirement:
Units Outstanding	4,932	0	416	0	5,431	0	4,936
Highest Value	$29.14	$0	$23.34	$0	$29.97	$0	$26.91
Lowest Value	$20.00	$0	$16.02	$0	$19.65	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	3,063
Highest Value	$0	$0	$0	$0	$0	$0	$25.09
Lowest Value	$0	$0	$0	$0	$0	$0	$14.52
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,298
Highest Value	$0	$0	$0	$0	$0	$0	$24.82
Lowest Value	$0	$0	$0	$0	$0	$0	$14.33

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$4,331	$14,721	$15,674	$18,484	$12,923	$20,448	$31,002	$45,395
Receivable from EFILI	2	0	9	0	9	0	0	0
Total assets	4,333	14,721	15,683	18,484	12,932	20,448	31,002	45,395
Liabilities:
Payable to EFILI	0	0	0	0	0	0	29	0
Total net assets	$4,333	$14,721	$15,683	$18,484	$12,932	$20,448	$30,973	$45,395
Net Assets:
Fidelity Retirement Reserves	$3,962	$0	$13,689	$0	$11,702	$0	$27,210	$0
Fidelity Income Advantage	371	0	1,994	0	1,230	0	3,763	0
Fidelity Personal Retirement	0	14,721	0	18,484	0	20,448	0	45,395
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$4,333	$14,721	$15,683	$18,484	$12,932	$20,448	$30,973	$45,395
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	150	0	454	0	465	0	734	0
Unit Value	$26.47	$0	$30.12	$0	$25.18	$0	$37.09	$0
Fidelity Income Advantage:
Units Outstanding	14	0	68	0	50	0	106	0
Unit Value	$25.82	$0	$29.13	$0	$24.35	$0	$35.93	$0
Fidelity Personal Retirement:
Units Outstanding	0	654	0	934	0	875	0	2,271
Highest Value	$0	$34.29	$0	$27.99	$0	$40.06	$0	$30.05
Lowest Value	$0	$21.59	$0	$19.04	$0	$21.63	$0	$16.87
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$4,261	$8,934	$1,545	$5,156	$7,612	$20,713	$3,651	$9,125
Receivable from EFILI	1	0	0	0	3	0	3	0
Total assets	4,262	8,934	1,545	5,156	7,615	20,713	3,654	9,125
Liabilities:
Payable to EFILI	0	0	20	0	0	0	0	0
Total net assets	$4,262	$8,934	$1,525	$5,156	$7,615	$20,713	$3,654	$9,125
Net Assets:
Fidelity Retirement Reserves	$3,768	$0	$1,474	$0	$6,933	$0	$3,463	$0
Fidelity Income Advantage	494	0	51	0	682	0	191	0
Fidelity Personal Retirement	0	8,934	0	5,156	0	20,713	0	9,125
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$4,262	$8,934	$1,525	$5,156	$7,615	$20,713	$3,654	$9,125
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	165	0	75	0	300	0	166	0
Unit Value	$22.78	$0	$19.70	$0	$23.12	$0	$20.87	$0
Fidelity Income Advantage:
Units Outstanding	22	0	4	0	30	0	9	0
Unit Value	$22.22	$0	$19.13	$0	$22.46	$0	$20.27	$0
Fidelity Personal Retirement:
Units Outstanding	0	456	0	275	0	875	0	751
Highest Value	$0	$39.02	$0	$20.73	$0	$46.06	$0	$16.71
Lowest Value	$0	$18.66	$0	$16.63	$0	$19.85	$0	$11.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$21,651	$67,602	$1,719	$10,233	$2,821	$15,246	$4,980	$15,336
Receivable from EFILI	4	0	0	0	1	0	5	0
Total assets	21,655	67,602	1,719	10,233	2,822	15,246	4,985	15,336
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$21,655	$67,602	$1,718	$10,233	$2,822	$15,246	$4,985	$15,336
Net Assets:
Fidelity Retirement Reserves	$20,166	$0	$1,702	$0	$2,709	$0	$4,777	$0
Fidelity Income Advantage	1,489	0	16	0	113	0	208	0
Fidelity Personal Retirement	0	67,602	0	10,233	0	15,246	0	15,336
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$21,655	$67,602	$1,718	$10,233	$2,822	$15,246	$4,985	$15,336
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	506	0	140	0	76	0	193	0
Unit Value	$39.82	$0	$12.16	$0	$35.44	$0	$24.70	$0
Fidelity Income Advantage:
Units Outstanding	38	0	1	0	3	0	9	0
Unit Value	$38.68	$0	$11.81	$0	$34.42	$0	$23.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,881	0	756	0	685	0	646
Unit Value	$0	$50.14	$0	$26.06	$0	$35.40	$0	$42.23
Highest Value	$0	$34.23	$0	$10.38	$0	$20.12	$0	$23.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Investor Class (b)
Assets:
Investments at market value	$4,692	$20,163	$6,869	$64,816	$1,903	$14,412
Receivable from EFILI	2	0	0	0	1	0
Total assets	4,694	20,163	6,869	64,816	1,904	14,412
Liabilities:
Payable to EFILI	0	0	30	0	0	0
Total net assets	$4,694	$20,163	$6,839	$64,816	$1,904	$14,412
Net Assets:
Fidelity Retirement Reserves	$4,198	$0	$5,683	$0	$1,789	$0
Fidelity Income Advantage	496	0	1,156	0	115	0
Fidelity Personal Retirement	0	20,163	0	64,816	0	14,412
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$4,694	$20,163	$6,839	$64,816	$1,904	$14,412
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	127	0	321	0	112	0
Unit Value	$33.00	$0	$17.71	$0	$16.03	$0
Fidelity Income Advantage:
Units Outstanding	15	0	69	0	7	0
Unit Value	$32.19	$0	$17.30	$0	$15.70	$0
Fidelity Personal Retirement:
Units Outstanding	0	967	0	4,413	0	849
Highest Value	$0	$46.09	$0	$17.48	$0.00	$32.00
Lowest Value	$0	$18.96	$0	$12.04	$0	$15.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Assets:
Investments at market value	$2,543	$11,990	$1,002	$3,228
Receivable from EFILI	0	0	0	0
Total assets	2,543	11,990	1,002	3,228
Liabilities:
Payable to EFILI	0	0	0	0
Total net assets	$2,543	$11,990	$1,002	$3,228
Net Assets:
Fidelity Retirement Reserves	$2,101	$0	$1,002	$0
Fidelity Income Advantage	442	0	0	0
Fidelity Personal Retirement	0	11,990	0	3,228
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$2,543	$11,990	$1,002	$3,228
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	118	0	71	0
Unit Value	$17.88	$0	$14.02	$0
Fidelity Income Advantage:
Units Outstanding	25	0	0	0
Unit Value	$17.50	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	605	0	223
Highest Value	$0	$34.98	$0	$14.98
Lowest Value	$0	$18.07	$0	$12.18
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Receivable from EFILI	0	0	0	0	0	0
Total assets	384	2,834	1,211	5,631	3,052	7,148
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Net Assets:
Fidelity Retirement Reserves	$384	$0	$1,211	$0	$3,052	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,834	0	5,631	0	7,148
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$384	$2,834	$1,211	$5,631	$3,052	$7,148
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	0	75	0	186	0
Unit Value	$15.06	$0	$16.07	$0	$16.45	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	194	0	343	0	413
Highest Value	$0	$18.31	$0	$19.88	$0	$20.41
Lowest Value	$0	$13.42	$0	$14.30	$0	$14.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$2,788	$19,997	$1,109	$10,086	$1,107	$10,123
Receivable from EFILI	0	1	0	0	0	0
Total assets	2,788	19,998	1,109	10,086	1,107	10,123
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$2,788	$19,998	$1,109	$10,086	$1,107	$10,123
Net Assets:
Fidelity Retirement Reserves	$2,788	$0	$1,109	$0	$1,107	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	19,998	0	10,086	0	10,123
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$2,788	$19,998	$1,109	$10,086	$1,107	$10,123
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	168	0	64	0	64	0
Unit Value	$16.56	$0	$17.41	$0	$17.20	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	1,216	0	553	0	583
Highest Value	$0	$21.99	$0	$23.51	$0	$24.43
Lowest Value	$0	$15.03	$0	$15.88	$0	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$2,005	$720	$2,206	$1,769	$16,375	$66,642	$112,662
Receivable from EFILI	3	1	1	1	0	3	18
Total assets	2,008	721	2,207	1,770	16,375	66,645	112,680
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$2,008	$721	$2,207	$1,770	$16,375	$66,645	$112,680
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$1,558	$0	$4,092	$10,237
Fidelity Income Advantage	0	0	0	212	0	998	4,359
Fidelity Personal Retirement	0	0	0	0	16,375	60,953	94,458
Fidelity Freedom Lifetime Income	2,008	721	2,207	0	0	602	3,626
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$2,008	$721	$2,207	$1,770	$16,375	$66,645	$112,680
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	100	0	308	713
Unit Value	$0	$0	$0	$15.65	$0	$13.27	$14.36
Fidelity Income Advantage:
Units Outstanding	0	0	0	14	0	76	308
Unit Value	$0	$0	$0	$15.34	$0	$13.01	$14.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	874	4,484	6,123
Highest Value	$0	$0	$0	$0	$30.38	$14.51	$18.93
Lowest Value	$0	$0	$0	$0	$16.38	$12.26	$14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	130	45	129	0	0	49	271
Unit Value	$15.39	$16.06	$17.08	$0	$0	$12.35	$13.37
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Investments at market value	$162,637	$81,742	$33,905	$2,396	$19,305	$780	$4,906
Receivable from EFILI	3	9	1	2	0	1	0
Total assets	162,640	81,751	33,906	2,398	19,305	781	4,906
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$162,640	$81,751	$33,906	$2,398	$19,305	$781	$4,906
Net Assets:
Fidelity Retirement Reserves	$3,704	$5,121	$2,156	$1,976	$0	$775	$0
Fidelity Income Advantage	856	2,063	619	422	0	6	0
Fidelity Personal Retirement	66,992	73,475	30,336	0	19,305	0	4,906
Fidelity Freedom Lifetime Income	5,665	1,092	795	0	0	0	0
Fidelity Growth and Guaranteed Income	85,423	0	0	0	0	0	0
Total net assets	$162,640	$81,751	$33,906	$2,398	$19,305	$781	$4,906
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	274	351	149	90	0	49	0
Unit Value	$13.53	$14.59	$14.51	$21.90	$0	$15.94	$0
Fidelity Income Advantage:
Units Outstanding	64	144	43	20	0	0	0
Unit Value	$13.32	$14.31	$14.23	$21.52	$0	$15.67	$0
Fidelity Personal Retirement:
Units Outstanding	4,441	4,601	1,815	0	867	0	292
Highest Value	$20.76	$22.07	$24.42	$0	$28.55	$0	$33.67
Lowest Value	$14.12	$15.39	$15.31	$0	$21.37	$0	$15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	412	80	59	0	0	0	0
Unit Value	$13.74	$13.62	$13.58	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	4,779	0	0	0	0	0	0
Highest Value	$19.36	$0	$0	$0	$0	$0	$0
Lowest Value	$13.00	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,055	0	0	0	0	0	0
Highest Value	$19.15	$0	$0	$0	$0	$0	$0
Lowest Value	$12.84	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Investor Class (b)	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$694	$2,648	$340	$2,764	$189	$12,927	$5,789
Receivable from EFILI	0	0	0	0	0	0	1
Total assets	694	2,648	340	2,764	189	12,927	5,790
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$694	$2,648	$340	$2,764	$189	$12,927	$5,790
Net Assets:
Fidelity Retirement Reserves	$690	$0	$323	$0	$189	$0	$2,534
Fidelity Income Advantage	4	0	17	0	0	0	189
Fidelity Personal Retirement	0	2,648	0	2,764	0	12,927	3,067
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$694	$2,648	$340	$2,764	$189	$12,927	$5,790
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	54	0	43	0	19	0	110
Unit Value	$12.85	$0	$7	$0	$10.00	$0	$23.06
Fidelity Income Advantage:
Units Outstanding	0	0	2	0	0	0	8
Unit Value	$12.63	$0	$7.32	$0	$0	$0	$22.30
Fidelity Personal Retirement:
Units Outstanding	0	174	0	298	0	1,305	287
Highest Value	$0	$32.49	$0.00	$20.56	$0	$9.92	$19.32
Lowest Value	$0	$13.39	$0	$7.71	$0	$9.90	$9.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$12,227	$5,021	$3,165	$3,270	$1,499	$8,927	$1,251
Receivable from EFILI	0	0	1	1	2	0	1
Total assets	12,227	5,021	3,166	3,271	1,501	8,927	1,252
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$12,227	$5,021	$3,166	$3,271	$1,501	$8,927	$1,252
Net Assets:
Fidelity Retirement Reserves	$1,797	$766	$944	$2,948	$1,270	$1,133	$29
Fidelity Income Advantage	134	192	122	323	231	50	0
Fidelity Personal Retirement	10,296	4,063	2,100	0	0	7,744	1,223
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$12,227	$5,021	$3,166	$3,271	$1,501	$8,927	$1,252
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	60	50	55	84	36	101	6
Unit Value	$29.89	$15.36	$17.16	$34.90	$35.31	$11.23	$5.13
Fidelity Income Advantage:
Units Outstanding	5	13	7	10	7	5	0
Unit Value	$28.91	$14.85	$16.60	$33.74	$34.15	$11.01	$0
Fidelity Personal Retirement:
Units Outstanding	726	304	176	0	0	758	233
Highest Value	$18.27	$19.72	$17.65	$0	$0	$18.68	$5.27
Lowest Value	$11.54	$11.58	$11.00	$0	$0	$8.68	$5.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2015

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$45,985	$19,153	$48,411	$38,481	$15,499	$6,588
Receivable from EFILI	0	0	1	0	0	0
Total assets	45,985	19,153	48,412	38,481	15,499	6,588
Liabilities:
Payable to EFILI	0	0	0	0	1	0
Total net assets	$45,985	$19,153	$48,412	$38,481	$15,498	$6,588
Net Assets:
Fidelity Retirement Reserves	$2,771	$1,739	$2,030	$1,282	$409	$232
Fidelity Income Advantage	13	34	78	256	0	0
Fidelity Personal Retirement	43,201	17,380	46,304	36,943	15,089	6,356
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$45,985	$19,153	$48,412	$38,481	$15,498	$6,588
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	252	148	167	112	39	23
Unit Value	$11.00	$11.71	$12.15	$11.45	$10.38	$10.02
Fidelity Income Advantage:
Units Outstanding	1	3	6	23	0	0
Unit Value	$10.86	$11.56	$12.00	$11.36	$0	$0
Fidelity Personal Retirement:
Units Outstanding	3,870	1,493	3,805	3,153	1,420	619
Highest Value	$11.39	$12.13	$12.58	$11.76	$10.66	$10.28
Lowest Value	$10.85	$11.01	$11.59	$11.69	$10.60	$10.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)	VIP – Government Money Market Investor Class (b)	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$7	$7	$578	$2,537	$1,455	$1,018
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	181	0	60	0	320	0
Administrative and other charges	12	0	4	0	21	0
Total expenses	193	0	64	0	341	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	13	0	39	0
Administrative and other charges	3	0	4	0	13	0
Total expenses	12	0	17	0	52	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	92	0	53	0	46
Administrative and other charges	0	31	0	20	0	16
Total expenses	0	123	0	73	0	62
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	0	0	0
Total expenses	205	128	81	73	393	62
Net investment income (loss)	(198)	(121)	497	2,464	1,062	956
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(1,182)	66	(249)	213
Realized gain distributions	0	0	0	0	4,672	2,941
Net realized gain (loss) on investments	0	0	(1,182)	66	4,423	3,154
Unrealized appreciation (depreciation)	0	0	342	(3,951)	(7,723)	(5,499)
Net increase (decrease) in net assets from operations	$(198)	$(121)	$(343)	$(1,421)	$(2,238)	$(1,389)

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Class R (c)	VIP – Overseas, Investor Class (b)	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$112	$40	$135	$0	$255	$586	$1,220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	306	0	66	7	0	148	0
Administrative and other charges	20	0	4	0	0	10	0
Total expenses	326	0	70	7	0	158	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	4	1	0	28	0
Administrative and other charges	8	0	1	0	0	10	0
Total expenses	33	0	5	1	0	38	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	0	25	0	69
Administrative and other charges	0	10	0	0	9	0	23
Total expenses	0	40	0	0	34	0	92
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	359	40	75	8	34	196	92
Net investment income (loss)	(247)	0	60	(8)	221	390	1,128
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,217	1,552	(79)	(639)	113	(59)	(6)
Realized gain distributions	1,361	560	10	0	20	19	35
Net realized gain (loss) on investments	2,578	2,112	(69)	(639)	133	(40)	29
Unrealized appreciation (depreciation)	377	(855)	18	922	(93)	(664)	(1,638)
Net increase (decrease) in net assets from operations	$2,708	$1,257	$9	$275	$261	$(314)	$(481)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$487	$373	$3,056	$102	$87	$1,110	$1,124
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	225	0	349	60	0	761	0
Administrative and other charges	15	0	23	4	0	51	0
Total expenses	240	0	372	64	0	812	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	34	5	0	63	0
Administrative and other charges	5	0	12	2	0	21	0
Total expenses	20	0	46	7	0	84	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	34	136	0	13	0	173
Administrative and other charges	0	12	49	0	3	0	56
Total expenses	0	46	185	0	16	0	229
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	260	46	603	71	16	896	229
Net investment income (loss)	227	327	2,453	31	71	214	895
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	210	5,750	133	151	3,600	2,995
Realized gain distributions	2,215	1,574	93	5	5	10,121	9,745
Net realized gain (loss) on investments	2,218	1,784	5,843	138	156	13,721	12,740
Unrealized appreciation (depreciation)	(2,599)	(2,210)	(7,054)	(218)	(287)	(13,899)	(13,235)
Net increase (decrease) in net assets from operations	$(154)	$(99)	$1,242	$(49)	$(60)	$36	$400

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$214	$2,420	$38	$122	$349	$390
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	91	0	28	0	113	0
Administrative and other charges	6	0	2	0	8	0
Total expenses	97	0	30	0	121	0
Fidelity Income Advantage:
Mortality and expense risk charges	14	0	3	0	17	0
Administrative and other charges	4	0	1	0	6	0
Total expenses	18	0	4	0	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	138	0	19	0	28
Administrative and other charges	0	43	0	7	0	10
Total expenses	0	181	0	26	0	38
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	665	0	0	0	0
Administrative and other charges	0	181	0	0	0	0
Total expenses	0	846	0	0	0	0
Total expenses	115	1,027	34	26	144	38
Net investment income (loss)	99	1,393	4	96	205	352
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	133	2,044	126	498	479	948
Realized gain distributions	419	4,493	217	746	883	926
Net realized gain (loss) on investments	552	6,537	343	1,244	1,362	1,874
Unrealized appreciation (depreciation)	(653)	(8,474)	(343)	(1,327)	(2,090)	(2,832)
Net increase (decrease) in net assets from operations	$(2)	$(544)	$4	$13	$(523)	$(606)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$24	$26	$164	$205	$53	$103
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	70	0	225	0	32	0
Administrative and other charges	5	0	15	0	2	0
Total expenses	75	0	240	0	34	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	31	0	4	0
Administrative and other charges	3	0	10	0	1	0
Total expenses	13	0	41	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	0	68	0	11
Administrative and other charges	0	8	0	23	0	4
Total expenses	0	31	0	91	0	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	88	31	281	91	39	15
Net investment income (loss)	(64)	(5)	(117)	114	14	88
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,036	633	350	363	102	299
Realized gain distributions	1,270	1,908	4,169	5,122	4	6
Net realized gain (loss) on investments	2,306	2,541	4,519	5,485	106	305
Unrealized appreciation (depreciation)	(1,905)	(2,188)	(5,049)	(6,554)	(284)	(674)
Net increase (decrease) in net assets from operations	$337	$348	$(647)	$(955)	$(164)	$(281)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$42	$140	$11	$17	$52	$129
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	15	0	55	0	33	0
Administrative and other charges	1	0	4	0	2	0
Total expenses	16	0	59	0	35	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	5	0	2	0
Administrative and other charges	0	0	2	0	1	0
Total expenses	1	0	7	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	26	0	14
Administrative and other charges	0	3	0	9	0	5
Total expenses	0	13	0	35	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	13	66	35	38	19
Net investment income (loss)	25	127	(55)	(18)	14	110
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	176	129	112	(317)	(38)
Realized gain distributions	85	261	435	935	151	279
Net realized gain (loss) on investments	156	437	564	1,047	(166)	241
Unrealized appreciation (depreciation)	(458)	(1,424)	(51)	(131)	(898)	(2,591)
Net increase (decrease) in net assets from operations	$(277)	$(860)	$458	$898	$(1,050)	$(2,240)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$0	$0	$19	$107	$25	$125
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	194	0	12	0	23	0
Administrative and other charges	13	0	1	0	1	0
Total expenses	207	0	13	0	24	0
Fidelity Income Advantage:
Mortality and expense risk charges	12	0	0	0	1	0
Administrative and other charges	4	0	0	0	0	0
Total expenses	16	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	103	0	11	0	16
Administrative and other charges	0	36	0	4	0	8
Total expenses	0	139	0	15	0	24
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	223	139	13	15	25	24
Net investment income (loss)	(223)	(139)	6	92	0	101
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,360	6,239	(10)	357	216	442
Realized gain distributions	3,110	8,133	0	0	315	1,469
Net realized gain (loss) on investments	6,470	14,372	(10)	357	531	1,911
Unrealized appreciation (depreciation)	(5,578)	(11,539)	(98)	(897)	(620)	(2,419)
Net increase (decrease) in net assets from operations	$669	$2,694	$(102)	$(448)	$(89)	$(407)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$24	$64	$89	$365	$199	$1,856
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	35	0	46	0
Administrative and other charges	1	0	2	0	3	0
Total expenses	19	0	37	0	49	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	4	0	10	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	2	0	5	0	13	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	26	0	98
Administrative and other charges	0	6	0	10	0	34
Total expenses	0	20	0	36	0	132
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	21	20	42	36	62	132
Net investment income (loss)	3	44	47	329	137	1,724
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	44	80	(88)	635	(9)	(35)
Realized gain distributions	222	884	110	446	16	149
Net realized gain (loss) on investments	266	964	22	1,081	7	114
Unrealized appreciation (depreciation)	(278)	(687)	(16)	(881)	(316)	(3,032)
Net increase (decrease) in net assets from operations	$(9)	$321	$53	$529	$(172)	$(1,194)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)	VIP – Growth Strategies Investor Class (c)	VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)	VIP – International Capital Appreciation, Investor Class (b)	VIP – Value Leaders (c)	VIP – Value Leaders Investor Class (c)
Income:
Dividends	$0	$0	$12	$3	$99	$10	$41
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	9	5	0	1	0
Administrative and other charges	0	0	1	0	0	0	0
Total expenses	0	0	10	5	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	2	0	1	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	17	0	1
Administrative and other charges	0	0	0	0	7	0	0
Total expenses	0	1	0	0	24	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	1	11	5	24	1	1
Net investment income (loss)	(2)	(1)	1	(2)	75	9	40
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	182	(6)	71	208	11	260
Realized gain distributions	71	195	0	0	0	0	0
Net realized gain (loss) on investments	142	377	(6)	71	208	11	260
Unrealized appreciation (depreciation)	(95)	(233)	(66)	31	(85)	4	(182)
Net increase (decrease) in net assets from operations	$45	$143	$(71)	$100	$198	$24	$118

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Growth Stock (c)	VIP – Growth Stock Investor Class (c)	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$36	$158	$7	$21	$18	$57
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	7	0	8	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	19	0	7	0	9	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	1	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	5	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	5	0	8
Administrative and other charges	0	6	0	1	0	2
Total expenses	0	24	0	6	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	24	8	6	9	10
Net investment income (loss)	12	134	(1)	15	9	47
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	56	210	(28)	(73)	86	58
Realized gain distributions	397	1,670	306	954	1	5
Net realized gain (loss) on investments	453	1,880	278	881	87	63
Unrealized appreciation (depreciation)	(517)	(2,283)	(84)	(312)	(110)	(145)
Net increase (decrease) in net assets from operations	$(52)	$(269)	$193	$584	$(14)	$(35)

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$7	$52	$22	$102	$58	$133
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	9	0	24	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	4	0	10	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	10	0	15
Administrative and other charges	0	1	0	3	0	4
Total expenses	0	5	0	13	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	5	10	13	26	19
Net investment income (loss)	3	47	12	89	32	114
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	32	5	60	29	254
Realized gain distributions	1	6	4	14	16	23
Net realized gain (loss) on investments	7	38	9	74	45	277
Unrealized appreciation (depreciation)	(16)	(106)	(34)	(206)	(110)	(445)
Net increase (decrease) in net assets from operations	$(6)	$(21)	$(13)	$(43)	$(33)	$(54)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$53	$370	$21	$186	$20	$171
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	0	9	0	9	0
Administrative and other charges	1	0	1	0	1	0
Total expenses	23	0	10	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	33	0	19	0	20
Administrative and other charges	0	10	0	5	0	5
Total expenses	0	43	0	24	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	43	10	24	10	25
Net investment income (loss)	30	327	11	162	10	146
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	270	37	614	6	301
Realized gain distributions	12	64	6	35	6	45
Net realized gain (loss) on investments	29	334	43	649	12	346
Unrealized appreciation (depreciation)	(93)	(763)	(62)	(886)	(39)	(554)
Net increase (decrease) in net assets from operations	$(34)	$(102)	$(8)	$(75)	$(17)	$(62)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%
Income:
Dividends	$43	$15	$45	$11	$90	$801
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	12	0	33
Administrative and other charges	0	0	0	1	0	2
Total expenses	0	0	0	13	0	35
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	8
Administrative and other charges	0	0	0	1	0	2
Total expenses	0	0	0	2	0	10
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	23	103
Administrative and other charges	0	0	0	0	8	32
Total expenses	0	0	0	0	31	135
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	4	9	0	0	3
Administrative and other charges	2	1	2	0	0	1
Total expenses	13	5	11	0	0	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	5	11	15	31	184
Net investment income (loss)	30	10	34	(4)	59	617
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	1	4	4	383	563
Realized gain distributions	17	2	8	3	31	2,185
Net realized gain (loss) on investments	23	3	12	7	414	2,748
Unrealized appreciation (depreciation)	(71)	(19)	(49)	(90)	(962)	(3,551)
Net increase (decrease) in net assets from operations	$(18)	$(6)	$(3)	$(87)	$(489)	$(186)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50%	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,294	$1,810	$776	$492	$35	$265
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	77	30	44	19	12	0
Administrative and other charges	5	2	3	1	1	0
Total expenses	82	32	47	20	13	0
Fidelity Income Advantage:
Mortality and expense risk charges	36	7	17	5	3	0
Administrative and other charges	12	2	5	2	1	0
Total expenses	48	9	22	7	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	162	105	127	46	0	21
Administrative and other charges	46	33	36	15	0	8
Total expenses	208	138	163	61	0	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	17	26	5	4	0	0
Administrative and other charges	3	5	1	1	0	0
Total expenses	20	31	6	5	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	857	0	0	0	0
Administrative and other charges	0	229	0	0	0	0
Total expenses	0	1,086	0	0	0	0
Total expenses	358	1,296	238	93	17	29
Net investment income (loss)	936	514	538	399	18	236
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,940	4,091	1,592	597	103	681
Realized gain distributions	3,667	11,360	1,873	1,215	134	1,099
Net realized gain (loss) on investments	5,607	15,451	3,465	1,812	237	1,780
Unrealized appreciation (depreciation)	(6,726)	(16,517)	(3,917)	(2,254)	(82)	(452)
Net increase (decrease) in net assets from operations	$(183)	$(552)	$86	$(43)	$173	$1,564

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets (a)	VIP – Emerging Markets Class R (c)	VIP – Emerging Markets Investor Class (b)
Income:
Dividends	$12	$69	$9	$31	$2	$0	$15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	0	6	0	2	1	0
Administrative and other charges	1	0	0	0	0	0	0
Total expenses	8	0	6	0	2	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	3	0	0	5
Administrative and other charges	0	3	0	1	0	0	1
Total expenses	0	10	0	4	0	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	8	10	6	4	2	1	6
Net investment income (loss)	4	59	3	27	0	(1)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	14	11	16	(6)	(40)	(15)
Realized gain distributions	103	532	0	0	0	0	0
Net realized gain (loss) on investments	90	546	11	16	(6)	(40)	(15)
Unrealized appreciation (depreciation)	(191)	(1,115)	(11)	(8)	(57)	60	(339)
Net increase (decrease) in net assets from operations	$(97)	$(510)	$3	$35	$(63)	$19	$(345)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist (b)	Invesco – Van Kampen Global Core Equity
Income:
Dividends	$8	$513	$57	$746	$91	$46
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	22	15	7	7
Administrative and other charges	0	0	2	1	0	1
Total expenses	2	0	24	16	7	8
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	1	1	1
Administrative and other charges	0	0	1	0	1	0
Total expenses	0	0	3	1	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	5	17	4	5
Administrative and other charges	0	7	2	6	3	1
Total expenses	0	23	7	23	7	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	2	23	34	40	16	15
Net investment income (loss)	6	490	23	706	75	31
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1)	(111)	(499)	(290)	(50)	134
Realized gain distributions	0	0	0	0	43	119
Net realized gain (loss) on investments	(1)	(111)	(499)	(290)	(7)	253
Unrealized appreciation (depreciation)	(10)	(306)	(287)	(562)	(412)	(363)
Net increase (decrease) in net assets from operations	$(5)	$73	$(763)	$(146)	$(344)	$(79)

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets
Income:
Dividends	$0	$2	$144
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	25	10	13
Administrative and other charges	2	1	1
Total expenses	27	11	14
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	1
Administrative and other charges	1	1	0
Total expenses	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	11
Administrative and other charges	0	0	5
Total expenses	0	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	30	13	31
Net investment income (loss)	(30)	(11)	113
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	1	(686)
Realized gain distributions	540	167	31
Net realized gain (loss) on investments	547	168	(655)
Unrealized appreciation (depreciation)	(578)	(219)	(1,922)
Net increase (decrease) in net assets from operations	$(61)	$(62)	$(2,464)

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2015

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$71	$1,619	$830	$2,470	$385	$1,474	$126
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	26	14	17	10	4	1
Administrative and other charges	0	2	1	1	1	0	0
Total expenses	0	28	15	18	11	4	1
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	2	0	0
Administrative and other charges	0	0	0	0	1	0	0
Total expenses	0	0	0	1	3	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	2	64	29	69	51	24	6
Administrative and other charges	1	22	10	24	18	9	2
Total expenses	3	86	39	93	69	33	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3	114	54	112	83	37	9
Net investment income (loss)	68	1,505	776	2,358	302	1,437	117
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	12	(532)	(99)	40	(277)	2
Realized gain distributions	0	0	0	516	2,055	96	0
Net realized gain (loss) on investments	(52)	12	(532)	417	2,095	(181)	2
Unrealized appreciation (depreciation)	(466)	(1,454)	(808)	(2,652)	(2,834)	(2,096)	(114)
Net increase (decrease) in net assets from operations	$(450)	$63	$(564)	$123	$(437)	$(840)	$5

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market (b)		VIP – Government Money Market Investor Class (b)		VIP – High Income		VIP – High Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(198)	$(240)	$(121)	$(136)	$497	$510	$2,464	$2,205
Net realized gain (loss) on investments	0	0	0	0	(1,182)	(397)	66	565
Unrealized appreciation (depreciation)	0	0	0	0	342	(22)	(3,951)	(2,056)
Net increase (decrease) in net assets from operations	(198)	(240)	(121)	(136)	(343)	91	(1,421)	714
Contract Transactions:
Payments received from contract owners	0	128	97,388	100,995	0	58	1,833	1,941
Transfers between sub-accounts and the fixed account, net	9,545	2,682	(59,928)	(79,078)	(987)	(1,257)	(656)	(8,342)
Contract benefits	(613)	(532)	(6,848)	(3,778)	(299)	(299)	0	0
Contract terminations	(13,989)	(7,482)	(28,124)	(22,861)	(510)	(590)	(2,086)	(1,818)
Contract maintenance charges	(7)	(7)	0	0	(1)	(2)	0	0
Other transfers (to) from EFILI, net	134	(102)	1	(2)	(35)	2	1	(1)
Net increase (decrease) in net assets from contract transactions	(4,930)	(5,313)	2,489	(4,724)	(1,832)	(2,088)	(908)	(8,220)
Total increase (decrease) in net assets	(5,128)	(5,553)	2,368	(4,860)	(2,175)	(1,997)	(2,329)	(7,506)
Net Assets:
Beginning of period	27,814	33,367	67,310	72,170	10,302	12,299	38,611	46,117
End of period	$22,686	$27,814	$69,678	$67,310	$8,127	$10,302	$36,282	$38,611
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$1,062	$1,040	$956	$842	$(247)	$(287)	$0	$(11)
Net realized gain (loss) on investments	4,423	1,056	3,154	1,355	2,578	1,099	2,112	1,027
Unrealized appreciation (depreciation)	(7,723)	1,950	(5,499)	210	377	3,653	(855)	633
Net increase (decrease) in net assets from operations	(2,238)	4,046	(1,389)	2,407	2,708	4,465	1,257	1,649
Contract Transactions:
Payments received from contract owners	5	49	1,109	1,266	2	69	377	347
Transfers between sub-accounts and the fixed account, net	(3,738)	(3,127)	(903)	339	(1,286)	(3,163)	928	3,519
Contract benefits	(1,022)	(1,053)	(21)	0	(833)	(513)	0	0
Contract terminations	(2,221)	(1,866)	(373)	(796)	(2,240)	(1,523)	(387)	(233)
Contract maintenance charges	(7)	(8)	0	0	(8)	(9)	0	0
Other transfers (to) from EFILI, net	(38)	(53)	0	(1)	(27)	(6)	(1)	0
Net increase (decrease) in net assets from contract transactions	(7,021)	(6,058)	(188)	808	(4,392)	(5,145)	917	3,633
Total increase (decrease) in net assets	(9,259)	(2,012)	(1,577)	3,215	(1,684)	(680)	2,174	5,282
Net Assets:
Beginning of period	52,521	54,533	32,602	29,387	44,567	45,247	18,762	13,480
End of period	$43,262	$52,521	$31,025	$32,602	$42,883	$44,567	$20,936	$18,762

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (c)		VIP – Overseas, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$60	$38	$(8)	$16	$221	$155
Net realized gain (loss) on investments	(69)	(211)	(639)	(30)	133	449
Unrealized appreciation (depreciation)	18	(538)	922	(291)	(93)	(1,945)
Net increase (decrease) in net assets from operations	9	(711)	275	(305)	261	(1,341)
Contract Transactions:
Payments received from contract owners	1	0	0	9	1,940	587
Transfers between sub-accounts and the fixed account, net	3,068	(822)	(3,160)	(195)	3,861	(1,197)
Contract benefits	(172)	(43)	(17)	(39)	0	0
Contract terminations	(372)	(224)	(90)	(78)	(393)	(687)
Contract maintenance charges	(2)	(2)	0	0	0	(1)
Other transfers (to) from EFILI, net	4	5	0	(3)	(2)	0
Net increase (decrease) in net assets from contract transactions	2,527	(1,086)	(3,267)	(306)	5,406	(1,298)
Total increase (decrease) in net assets	2,536	(1,797)	(2,992)	(611)	5,667	(2,639)
Net Assets:
Beginning of period	7,033	8,830	2,992	3,603	13,665	16,304
End of period	$9,569	$7,033	$0	$2,992	$19,332	$13,665

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$390	$321	$1,128	$821	$227	$215	$327	$274
Net realized gain (loss) on investments	(40)	(22)	29	(79)	2,218	1,901	1,784	1,277
Unrealized appreciation (depreciation)	(664)	925	(1,638)	1,249	(2,599)	(394)	(2,210)	(536)
Net increase (decrease) in net assets from operations	(314)	1,224	(481)	1,991	(154)	1,722	(99)	1,015
Contract Transactions:
Payments received from contract owners	0	34	1,643	1,182	4	24	1,437	837
Transfers between sub-accounts and the fixed account, net	(795)	(387)	5,616	3,218	(565)	(1,429)	2,138	2,325
Contract benefits	(600)	(618)	0	0	(751)	(889)	0	0
Contract terminations	(721)	(1,134)	(1,665)	(1,615)	(1,369)	(1,838)	(1,126)	(733)
Contract maintenance charges	(3)	(3)	0	0	(5)	(5)	0	0
Other transfers (to) from EFILI, net	(106)	(18)	0	2	(106)	(440)	0	0
Net increase (decrease) in net assets from contract transactions	(2,225)	(2,126)	5,594	2,787	(2,792)	(4,577)	2,449	2,429
Total increase (decrease) in net assets	(2,539)	(902)	5,113	4,778	(2,946)	(2,855)	2,350	3,444
Net Assets:
Beginning of period	24,540	25,442	41,581	36,803	32,548	35,403	21,456	18,012
End of period	$22,001	$24,540	$46,694	$41,581	$29,602	$32,548	$23,806	$21,456

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$2,453	$1,631	$31	$17	$71	$47
Net realized gain (loss) on investments	5,843	4,482	138	228	156	176
Unrealized appreciation (depreciation)	(7,054)	8,857	(218)	227	(287)	29
Net increase (decrease) in net assets from operations	1,242	14,970	(49)	472	(60)	252
Contract Transactions:
Payments received from contract owners	4,092	2,895	0	34	967	155
Transfers between sub-accounts and the fixed account, net	9,718	15,898	(60)	(882)	1,047	838
Contract benefits	(805)	(926)	(178)	(128)	0	0
Contract terminations	(3,644)	(2,629)	(280)	(240)	(277)	(142)
Contract maintenance charges	(9)	(9)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	12	6	17	20	(1)	0
Net increase (decrease) in net assets from contract transactions	9,364	15,235	(503)	(1,198)	1,736	851
Total increase (decrease) in net assets	10,606	30,205	(552)	(726)	1,676	1,103
Net Assets:
Beginning of period	141,224	111,019	8,681	9,407	5,618	4,515
End of period	$151,830	$141,224	$8,129	$8,681	$7,294	$5,618

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$214	$145	$895	$732	$99	$97	$1,393	$1,040
Net realized gain (loss) on investments	13,721	5,577	12,740	5,256	552	1,745	6,537	17,151
Unrealized appreciation (depreciation)	(13,899)	6,198	(13,235)	4,939	(653)	(656)	(8,474)	(6,425)
Net increase (decrease) in net assets from operations	36	11,920	400	10,927	(2)	1,186	(544)	11,766
Contract Transactions:
Payments received from contract owners	0	292	3,157	2,428	0	2	7,833	3,698
Transfers between sub-accounts and the fixed account, net	(6,842)	(3,796)	4,990	7,785	350	852	18,892	16,785
Contract benefits	(1,803)	(1,489)	0	(22)	(376)	(345)	(191)	0
Contract terminations	(4,506)	(4,023)	(3,162)	(3,746)	(397)	(629)	(8,519)	(7,528)
Contract maintenance charges	(22)	(23)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	79	(61)	1	1	(119)	(80)	4	(1)
Net increase (decrease) in net assets from contract transactions	(13,094)	(9,100)	4,986	6,446	(544)	(202)	18,019	12,954
Total increase (decrease) in net assets	(13,058)	2,820	5,386	17,373	(546)	984	17,475	24,720
Net Assets:
Beginning of period	116,160	113,340	108,381	91,008	14,226	13,242	144,595	119,875
End of period	$103,102	$116,160	$113,767	$108,381	$13,680	$14,226	$162,070	$144,595

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$4	$(10)	$96	$30	$205	$167	$352	$289
Net realized gain (loss) on investments	343	310	1,244	722	1,362	419	1,874	689
Unrealized appreciation (depreciation)	(343)	(63)	(1,327)	244	(2,090)	1,057	(2,832)	563
Net increase (decrease) in net assets from operations	4	237	13	996	(523)	1,643	(606)	1,541
Contract Transactions:
Payments received from contract owners	0	173	523	171	0	20	1,578	1,680
Transfers between sub-accounts and the fixed account, net	1,585	534	1,063	4,257	(1,290)	86	(1,664)	3,660
Contract benefits	(149)	(23)	0	0	(488)	(523)	0	0
Contract terminations	(31)	(579)	(133)	(273)	(421)	(245)	(107)	(404)
Contract maintenance charges	(1)	(1)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	1	3	1	0	(85)	(109)	0	0
Net increase (decrease) in net assets from contract transactions	1,405	107	1,454	4,155	(2,286)	(774)	(193)	4,936
Total increase (decrease) in net assets	1,409	344	1,467	5,151	(2,809)	869	(799)	6,477
Net Assets:
Beginning of period	2,924	2,580	13,254	8,103	18,492	17,623	19,283	12,806
End of period	$4,333	$2,924	$14,721	$13,254	$15,683	$18,492	$18,484	$19,283
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(64)	$(58)	$(5)	$(4)	$(117)	$(227)	$114	$(5)
Net realized gain (loss) on investments	2,306	633	2,541	1,191	4,519	1,962	5,485	1,677
Unrealized appreciation (depreciation)	(1,905)	374	(2,188)	(239)	(5,049)	314	(6,554)	752
Net increase (decrease) in net assets from operations	337	949	348	948	(647)	2,049	(955)	2,424
Contract Transactions:
Payments received from contract owners	0	9	648	318	0	71	874	826
Transfers between sub-accounts and the fixed account, net	3,721	(718)	10,604	(321)	(2,361)	(5,069)	3,082	1,234
Contract benefits	(222)	(166)	0	0	(731)	(791)	0	(4)
Contract terminations	(327)	(162)	(335)	(102)	(1,170)	(1,491)	(1,003)	(1,353)
Contract maintenance charges	(1)	(1)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	18	(22)	(1)	0	(74)	29	(1)	0
Net increase (decrease) in net assets from contract transactions	3,189	(1,060)	10,916	(105)	(4,343)	(7,258)	2,952	703
Total increase (decrease) in net assets	3,526	(111)	11,264	843	(4,990)	(5,209)	1,997	3,127
Net Assets:
Beginning of period	9,406	9,517	9,184	8,341	35,963	41,172	43,398	40,271
End of period	$12,932	$9,406	$20,448	$9,184	$30,973	$35,963	$45,395	$43,398

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$14	$10	$88	$63	$25	$27	$127	$123
Net realized gain (loss) on investments	106	82	305	669	156	188	437	663
Unrealized appreciation (depreciation)	(284)	194	(674)	(227)	(458)	273	(1,424)	410
Net increase (decrease) in net assets from operations	(164)	286	(281)	505	(277)	488	(860)	1,196
Contract Transactions:
Payments received from contract owners	0	14	174	130	0	3	85	421
Transfers between sub-accounts and the fixed account, net	(358)	(604)	850	(1,097)	(931)	430	(2,356)	2,444
Contract benefits	(82)	(74)	0	0	(20)	(30)	0	0
Contract terminations	(96)	(126)	(73)	(563)	(243)	(62)	(162)	(49)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	5	(6)	(1)	(1)	4	(34)	1	0
Net increase (decrease) in net assets from contract transactions	(532)	(797)	950	(1,531)	(1,191)	306	(2,433)	2,815
Total increase (decrease) in net assets	(696)	(511)	669	(1,026)	(1,468)	794	(3,293)	4,011
Net Assets:
Beginning of period	4,958	5,469	8,265	9,291	2,993	2,199	8,449	4,438
End of period	$4,262	$4,958	$8,934	$8,265	$1,525	$2,993	$5,156	$8,449
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(55)	$(55)	$(18)	$(19)	$14	$(6)	$110	$69
Net realized gain (loss) on investments	564	1,214	1,047	2,162	(166)	(155)	241	369
Unrealized appreciation (depreciation)	(51)	(453)	(131)	(738)	(898)	(759)	(2,591)	(2,065)
Net increase (decrease) in net assets from operations	458	706	898	1,405	(1,050)	(920)	(2,240)	(1,627)
Contract Transactions:
Payments received from contract owners	0	30	832	535	0	10	807	345
Transfers between sub-accounts and the fixed account, net	(1,141)	1,915	2,928	4,464	(109)	(1,165)	1,738	1,812
Contract benefits	(229)	(111)	0	(4)	(63)	(138)	0	0
Contract terminations	(89)	(220)	(188)	(71)	(304)	(536)	(64)	(99)
Contract maintenance charges	(1)	(1)	(5)	(1)	(6)	(5)	(10)	0
Other transfers (to) from EFILI, net	13	7	2	(1)	16	(13)	1	(1)
Net increase (decrease) in net assets from contract transactions	(1,447)	1,620	3,569	4,922	(466)	(1,847)	2,472	2,057
Total increase (decrease) in net assets	(989)	2,326	4,467	6,327	(1,516)	(2,767)	232	430
Net Assets:
Beginning of period	8,604	6,278	16,246	9,919	5,170	7,937	8,893	8,463
End of period	$7,615	$8,604	$20,713	$16,246	$3,654	$5,170	$9,125	$8,893

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(223)	$(173)	$(139)	$(90)	$6	$4	$92	$72
Net realized gain (loss) on investments	6,470	3,794	14,372	8,178	(10)	153	357	315
Unrealized appreciation (depreciation)	(5,578)	2,058	(11,539)	4,291	(98)	8	(897)	327
Net increase (decrease) in net assets from operations	669	5,679	2,694	12,379	(102)	165	(448)	714
Contract Transactions:
Payments received from contract owners	0	44	2,988	1,531	0	5	176	155
Transfers between sub-accounts and the fixed account, net	(2,235)	2,500	3,710	10,056	7	(704)	2,742	754
Contract benefits	(416)	(473)	(48)	0	(23)	(126)	0	(4)
Contract terminations	(1,105)	(759)	(878)	(645)	(49)	(112)	(70)	(16)
Contract maintenance charges	(6)	(13)	(9)	(8)	(1)	(1)	(1)	0
Other transfers (to) from EFILI, net	20	17	3	2	0	0	0	(2)
Net increase (decrease) in net assets from contract transactions	(3,742)	1,316	5,766	10,936	(66)	(938)	2,847	887
Total increase (decrease) in net assets	(3,073)	6,995	8,460	23,315	(168)	(773)	2,399	1,601
Net Assets:
Beginning of period	24,728	17,733	59,142	35,827	1,886	2,659	7,834	6,233
End of period	$21,655	$24,728	$67,602	$59,142	$1,718	$1,886	$10,233	$7,834
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$0	$0	$101	$105	$3	$(10)	$44	$18
Net realized gain (loss) on investments	531	365	1,911	2,044	266	354	964	1,123
Unrealized appreciation (depreciation)	(620)	(176)	(2,419)	(1,141)	(278)	(200)	(687)	(523)
Net increase (decrease) in net assets from operations	(89)	189	(407)	1,008	(9)	144	321	618
Contract Transactions:
Payments received from contract owners	0	2	115	296	0	2	602	236
Transfers between sub-accounts and the fixed account, net	(662)	(609)	(1,357)	(1,468)	3,016	(864)	6,786	(3,698)
Contract benefits	(17)	(23)	0	0	(53)	(25)	0	0
Contract terminations	(149)	(185)	(89)	(206)	(54)	(137)	(110)	(138)
Contract maintenance charges	(1)	(1)	0	(1)	(3)	0	(8)	(1)
Other transfers (to) from EFILI, net	4	3	0	2	23	8	(1)	1
Net increase (decrease) in net assets from contract transactions	(825)	(813)	(1,331)	(1,377)	2,929	(1,016)	7,269	(3,600)
Total increase (decrease) in net assets	(914)	(624)	(1,738)	(369)	2,920	(872)	7,590	(2,982)
Net Assets:
Beginning of period	3,736	4,360	16,984	17,353	2,065	2,937	7,746	10,728
End of period	$2,822	$3,736	$15,246	$16,984	$4,985	$2,065	$15,336	$7,746

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$47	$47	$329	$278	$137	$165	$1,724	$1,954
Net realized gain (loss) on investments	22	276	1,081	1,314	7	103	114	968
Unrealized appreciation (depreciation)	(16)	796	(881)	2,215	(316)	(38)	(3,032)	(777)
Net increase (decrease) in net assets from operations	53	1,119	529	3,807	(172)	230	(1,194)	2,145
Contract Transactions:
Payments received from contract owners	0	41	638	1,016	0	36	1,794	2,646
Transfers between sub-accounts and the fixed account, net	(261)	115	(595)	3,638	(135)	(704)	(1,555)	1,131
Contract benefits	(69)	(70)	0	0	(140)	(215)	0	(9)
Contract terminations	(132)	(193)	(298)	(337)	(465)	(213)	(3,678)	(2,758)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(40)	14	1	(1)	9	(20)	1	(2)
Net increase (decrease) in net assets from contract transactions	(503)	(94)	(254)	4,316	(733)	(1,118)	(3,438)	1,008
Total increase (decrease) in net assets	(450)	1,025	275	8,123	(905)	(888)	(4,632)	3,153
Net Assets:
Beginning of period	5,144	4,119	19,888	11,765	7,744	8,632	69,448	66,295
End of period	$4,694	$5,144	$20,163	$19,888	$6,839	$7,744	$64,816	$69,448

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (c)		VIP – Growth Strategies Investor Class (c)		VIP – International Capital Appreciation (a)	VIP – International Capital Appreciation, Class R (c)		VIP – International Capital Appreciation, Investor Class (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(2)	$(5)	$(1)	$(2)	$1	$(2)	$(9)	$75	$21
Net realized gain (loss) on investments	142	41	377	120	(6)	71	50	208	197
Unrealized appreciation (depreciation)	(95)	32	(233)	69	(66)	31	(2)	(85)	(37)
Net increase (decrease) in net assets from operations	45	68	143	187	(71)	100	39	198	181
Contract Transactions:
Payments received from contract owners	0	0	20	11	0	0	19	702	775
Transfers between sub-accounts and the fixed account, net	(636)	(110)	(1,963)	384	2,036	(1,801)	496	3,395	3,090
Contract benefits	(3)	(10)	0	0	(11)	(33)	(52)	0	(5)
Contract terminations	0	(10)	(2)	(51)	(51)	(1)	(44)	(153)	(53)
Contract maintenance charges	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	1	0	0	1	1	(16)	0	(1)
Net increase (decrease) in net assets from contract transactions	(639)	(129)	(1,945)	344	1,975	(1,834)	403	3,944	3,806
Total increase (decrease) in net assets	(594)	(61)	(1,802)	531	1,904	(1,734)	442	4,142	3,987
Net Assets:
Beginning of period	594	655	1,802	1,271	0	1,734	1,292	10,270	6,283
End of period	$0	$594	$0	$1,802	$1,904	$0	$1,734	$14,412	$10,270

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (c)		VIP – Value Leaders Investor Class (c)		VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$2	$40	$23	$12	$15	$134	$106
Net realized gain (loss) on investments	11	20	260	92	453	143	1,880	549
Unrealized appreciation (depreciation)	4	36	(182)	149	(517)	83	(2,283)	217
Net increase (decrease) in net assets from operations	24	58	118	264	(52)	241	(269)	872
Contract Transactions:
Payments received from contract owners	0	14	3	1	0	0	484	136
Transfers between sub-accounts and the fixed account, net	(534)	(127)	(2,589)	(66)	23	784	2,439	2,103
Contract benefits	(4)	(9)	0	0	(47)	(29)	0	0
Contract terminations	0	(24)	(1)	(109)	(74)	(92)	(140)	(238)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	0	(1)	(2)	(16)	4	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(539)	(146)	(2,588)	(176)	(115)	666	2,781	2,000
Total increase (decrease) in net assets	(515)	(88)	(2,470)	88	(167)	907	2,512	2,872
Net Assets:
Beginning of period	515	603	2,470	2,382	2,710	1,803	9,478	6,606
End of period	$0	$515	$0	$2,470	$2,543	$2,710	$11,990	$9,478
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (c)		VIP – Growth Stock Investor Class (c)		VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(1)	$3	$15	$45	$9	$24	$47	$53
Net realized gain (loss) on investments	278	332	881	1,097	87	45	63	103
Unrealized appreciation (depreciation)	(84)	(65)	(312)	(285)	(110)	34	(145)	(4)
Net increase (decrease) in net assets from operations	193	270	584	857	(14)	103	(35)	152
Contract Transactions:
Payments received from contract owners	0	0	209	445	0	0	173	141
Transfers between sub-accounts and the fixed account, net	(3,195)	1,783	(9,531)	1,694	(2,424)	(117)	(709)	486
Contract benefits	(98)	(96)	0	0	0	0	0	0
Contract terminations	(11)	(61)	(17)	(135)	(33)	(120)	(263)	(902)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(48)	0	1	0	(1)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(3,304)	1,578	(9,339)	2,005	(2,457)	(238)	(800)	(277)
Total increase (decrease) in net assets	(3,111)	1,848	(8,755)	2,862	(2,471)	(135)	(835)	(125)
Net Assets:
Beginning of period	3,111	1,263	8,755	5,893	3,473	3,608	4,063	4,188
End of period	$0	$3,111	$0	$8,755	$1,002	$3,473	$3,228	$4,063

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$3	$6	$47	$36	$12	$8	$89	$86
Net realized gain (loss) on investments	7	13	38	120	9	76	74	192
Unrealized appreciation (depreciation)	(16)	(2)	(106)	(43)	(34)	(22)	(206)	10
Net increase (decrease) in net assets from operations	(6)	17	(21)	113	(13)	62	(43)	288
Contract Transactions:
Payments received from contract owners	0	0	26	135	0	1	1	52
Transfers between sub-accounts and the fixed account, net	(228)	173	261	42	(34)	(277)	(607)	(100)
Contract benefits	0	0	0	(17)	0	(100)	0	0
Contract terminations	(39)	(24)	(25)	(392)	(59)	(215)	(93)	(539)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	(2)	(1)	1	1	0	(1)
Net increase (decrease) in net assets from contract transactions	(267)	150	260	(233)	(93)	(591)	(699)	(588)
Total increase (decrease) in net assets	(273)	167	239	(120)	(106)	(529)	(742)	(300)
Net Assets:
Beginning of period	657	490	2,595	2,715	1,317	1,846	6,373	6,673
End of period	$384	$657	$2,834	$2,595	$1,211	$1,317	$5,631	$6,373
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$32	$27	$114	$124	$30	$21	$327	$286
Net realized gain (loss) on investments	45	163	277	226	29	99	334	712
Unrealized appreciation (depreciation)	(110)	(47)	(445)	16	(93)	(3)	(763)	(170)
Net increase (decrease) in net assets from operations	(33)	143	(54)	366	(34)	117	(102)	828
Contract Transactions:
Payments received from contract owners	0	4	240	101	0	6	1,515	822
Transfers between sub-accounts and the fixed account, net	(193)	(276)	(1,456)	122	81	(188)	(1,041)	512
Contract benefits	(49)	(3)	0	(11)	0	0	0	0
Contract terminations	(80)	(193)	(162)	(314)	(65)	(54)	(444)	(564)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	1	0	1	1	0	0	0
Net increase (decrease) in net assets from contract transactions	(322)	(468)	(1,378)	(101)	16	(237)	30	770
Total increase (decrease) in net assets	(355)	(325)	(1,432)	265	(18)	(120)	(72)	1,598
Net Assets:
Beginning of period	3,407	3,732	8,580	8,315	2,806	2,926	20,070	18,472
End of period	$3,052	$3,407	$7,148	$8,580	$2,788	$2,806	$19,998	$20,070

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$11	$11	$162	$142	$10	$8	$146	$121
Net realized gain (loss) on investments	43	37	649	220	12	70	346	237
Unrealized appreciation (depreciation)	(62)	2	(886)	56	(39)	(18)	(554)	40
Net increase (decrease) in net assets from operations	(8)	50	(75)	418	(17)	60	(62)	398
Contract Transactions:
Payments received from contract owners	0	9	249	229	0	0	745	338
Transfers between sub-accounts and the fixed account, net	(36)	60	(94)	2,048	26	(279)	(229)	1,040
Contract benefits	(7)	(4)	0	0	(2)	(10)	0	0
Contract terminations	(119)	(13)	(251)	(63)	(35)	(59)	(233)	(146)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	1	0	(2)	0	0	2	4
Net increase (decrease) in net assets from contract transactions	(163)	53	(96)	2,212	(11)	(348)	285	1,236
Total increase (decrease) in net assets	(171)	103	(171)	2,630	(28)	(288)	223	1,634
Net Assets:
Beginning of period	1,280	1,177	10,257	7,627	1,135	1,423	9,900	8,266
End of period	$1,109	$1,280	$10,086	$10,257	$1,107	$1,135	$10,123	$9,900

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$30	$25	$10	$10	$34	$21	$(4)	$(12)	$59	$21
Net realized gain (loss) on investments	23	57	3	6	12	27	7	308	414	2,038
Unrealized appreciation (depreciation)	(71)	7	(19)	16	(49)	3	(90)	(283)	(962)	(1,435)
Net increase (decrease) in net assets from operations	(18)	89	(6)	32	(3)	51	(87)	13	(489)	624
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	17	708	750
Transfers between sub-accounts and the fixed account, net	0	0	0	223	635	568	423	(1,207)	2,096	(1,870)
Contract benefits	(153)	(153)	(61)	(50)	(91)	(68)	(21)	(20)	0	(4)
Contract terminations	0	0	0	0	0	0	(41)	(354)	(271)	(379)
Contract maintenance charges	0	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(42)	14	8	6	4	6	(6)	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(195)	(139)	(53)	179	548	506	355	(1,565)	2,533	(1,503)
Total increase (decrease) in net assets	(213)	(50)	(59)	211	545	557	268	(1,552)	2,044	(879)
Net Assets:
Beginning of period	2,221	2,271	780	569	1,662	1,105	1,502	3,054	14,331	15,210
End of period	$2,008	$2,221	$721	$780	$2,207	$1,662	$1,770	$1,502	$16,375	$14,331
Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20%		VIP – FundsManager 50%		VIP – FundsManager 60%		VIP – FundsManager 70%
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$617	$705	$936	$897	$514	$676	$538	$653
Net realized gain (loss) on investments	2,748	1,649	5,607	3,365	15,451	10,693	3,465	3,800
Unrealized appreciation (depreciation)	(3,551)	299	(6,726)	642	(16,517)	(4,167)	(3,917)	(647)
Net increase (decrease) in net assets from operations	(186)	2,653	(183)	4,904	(552)	7,202	86	3,806
Contract Transactions:
Payments received from contract owners	878	2,282	3,604	3,248	2,184	3,517	2,153	2,975
Transfers between sub-accounts and the fixed account, net	199	2,847	4,726	5,762	12,586	3,259	4,553	490
Contract benefits	(130)	(190)	(727)	(648)	(546)	(302)	(353)	(348)
Contract terminations	(5,083)	(4,600)	(3,904)	(4,319)	(13,780)	(11,745)	(3,171)	(5,897)
Contract maintenance charges	(2)	(2)	(2)	(2)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	19	16	25	94	23	14	54	(59)
Net increase (decrease) in net assets from contract transactions	(4,119)	353	3,722	4,135	464	(5,260)	3,235	(2,840)
Total increase (decrease) in net assets	(4,305)	3,006	3,539	9,039	(88)	1,942	3,321	966
Net Assets:
Beginning of period	70,950	67,944	109,141	100,102	162,728	160,786	78,430	77,464
End of period	$66,645	$70,950	$112,680	$109,141	$162,640	$162,728	$81,751	$78,430
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85%		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$399	$219	$18	$9	$236	$169	$4	$2
Net realized gain (loss) on investments	1,812	1,249	237	172	1,780	1,133	90	86
Unrealized appreciation (depreciation)	(2,254)	4	(82)	19	(452)	529	(191)	(99)
Net increase (decrease) in net assets from operations	(43)	1,472	173	200	1,564	1,831	(97)	(11)
Contract Transactions:
Payments received from contract owners	1,399	827	0	1	728	332	0	0
Transfers between sub-accounts and the fixed account, net	1,931	4,270	658	(443)	2,115	13	(343)	(148)
Contract benefits	(154)	(157)	(47)	(43)	0	0	(2)	(2)
Contract terminations	(815)	(1,697)	(91)	(7)	(515)	(151)	(19)	(33)
Contract maintenance charges	(1)	(1)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	6	11	5	(1)	(1)	1	1
Net increase (decrease) in net assets from contract transactions	2,366	3,248	531	(487)	2,327	193	(363)	(182)
Total increase (decrease) in net assets	2,323	4,720	704	(287)	3,891	2,024	(460)	(193)
Net Assets:
Beginning of period	31,583	26,863	1,694	1,981	15,414	13,390	1,241	1,434
End of period	$33,906	$31,583	$2,398	$1,694	$19,305	$15,414	$781	$1,241

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets (a)	VIP – Emerging Markets Class R (c)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/15	12/31/14
Operations:
Net investment income (loss)	$59	$49	$3	$17	$27	$69	$0	$(1)	$(3)
Net realized gain (loss) on investments	546	448	11	23	16	58	(6)	(40)	(30)
Unrealized appreciation (depreciation)	(1,115)	(567)	(11)	(18)	(8)	(56)	(57)	60	13
Net increase (decrease) in net assets from operations	(510)	(70)	3	22	35	71	(63)	19	(20)
Contract Transactions:
Payments received from contract owners	38	43	0	0	37	36	0	0	10
Transfers between sub-accounts and the fixed account, net	(1,106)	1,067	162	183	624	68	435	(445)	(40)
Contract benefits	0	(4)	(1)	(2)	0	0	(1)	(1)	(13)
Contract terminations	(52)	(94)	(46)	(2)	(42)	(42)	(31)	(1)	(14)
Contract maintenance charges	(2)	(1)	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	2	1	0	1	0	0	(1)	2
Net increase (decrease) in net assets from contract transactions	(1,122)	1,013	116	179	620	62	403	(448)	(55)
Total increase (decrease) in net assets	(1,632)	943	119	201	655	133	340	(429)	(75)
Net Assets:
Beginning of period	6,538	5,595	575	374	1,993	1,860	0	429	504
End of period	$4,906	$6,538	$694	$575	$2,648	$1,993	$340	$0	$429

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class (b)		VIP – Floating Rate High Income (a)		VIP – Floating Rate High Income Investor Class (a)		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$9	$4	$6	$1	$490	$396	$23	$(11)	$706	$848
Net realized gain (loss) on investments	(15)	35	(1)	0	(111)	(21)	(499)	(791)	(290)	(85)
Unrealized appreciation (depreciation)	(339)	8	(10)	(3)	(306)	(619)	(287)	355	(562)	(284)
Net increase (decrease) in net assets from operations	(345)	47	(5)	(2)	73	(244)	(763)	(447)	(146)	479
Contract Transactions:
Payments received from contract owners	152	146	0	25	1,797	3,945	68	105	112	192
Transfers between sub-accounts and the fixed account, net	248	193	109	71	(9,587)	17,037	(1,039)	(1,247)	(2,086)	(2,969)
Contract benefits	0	0	(4)	(1)	0	0	(39)	(56)	(18)	(23)
Contract terminations	(16)	(107)	(2)	(3)	(93)	0	(224)	(240)	(550)	(969)
Contract maintenance charges	0	0	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	(2)	1	0	1	(2)	5	(10)	0	(2)
Net increase (decrease) in net assets from contract transactions	384	230	104	92	(7,882)	20,980	(1,230)	(1,449)	(2,542)	(3,771)
Total increase (decrease) in net assets	39	277	99	90	(7,809)	20,736	(1,993)	(1,896)	(2,688)	(3,292)
Net Assets:
Beginning of period	2,725	2,448	90	0	20,736	0	7,783	9,679	14,915	18,207
End of period	$2,764	$2,725	$189	$90	$12,927	$20,736	$5,790	$7,783	$12,227	$14,915

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	UIF – Global Strategist (b)		Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$75	$32	$31	$51	$(30)	$(32)
Net realized gain (loss) on investments	(7)	537	253	164	547	519
Unrealized appreciation (depreciation)	(412)	(488)	(363)	(194)	(578)	(519)
Net increase (decrease) in net assets from operations	(344)	81	(79)	21	(61)	(32)
Contract Transactions:
Payments received from contract owners	46	596	37	26	0	0
Transfers between sub-accounts and the fixed account, net	(1,518)	1,958	84	(441)	(228)	(152)
Contract benefits	(25)	(55)	(24)	(33)	(84)	(52)
Contract terminations	(110)	(194)	(56)	(12)	(91)	(193)
Contract maintenance charges	0	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	0	0	2	4	(2)	6
Net increase (decrease) in net assets from contract transactions	(1,607)	2,305	43	(456)	(406)	(392)
Total increase (decrease) in net asset	(1,951)	2,386	(36)	(435)	(467)	(424)
Net Assets:
Beginning of period	6,972	4,586	3,202	3,637	3,738	4,162
End of period	$5,021	$6,972	$3,166	$3,202	$3,271	$3,738

(In thousands)	Subaccounts Investing In:
	WFAF – Advantage VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$(11)	$(13)	$113	$234
Net realized gain (loss) on investments	168	(2)	(655)	(148)
Unrealized appreciation (depreciation)	(219)	168	(1,922)	(1,031)
Net increase (decrease) in net assets from operations	(62)	153	(2,464)	(945)
Contract Transactions:
Payments received from contract owners	0	0	296	413
Transfers between sub-accounts and the fixed account, net	(32)	(128)	(2,125)	(645)
Contract benefits	(42)	(28)	(21)	(35)
Contract terminations	(40)	(53)	(228)	(256)
Contract maintenance charges	0	(1)	(1)	(1)
Other transfers (to) from EFILI, net	5	6	0	5
Net increase (decrease) in net assets from contract transactions	(109)	(204)	(2,079)	(519)
Total increase (decrease) in net assets	(171)	(51)	(4,543)	(1,464)
Net Assets:
Beginning of period	1,672	1,723	13,470	14,934
End of period	$1,501	$1,672	$8,927	$13,470

(b)  Fund Name Change. See Note 1.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2015 and 2014

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$68	$4	$1,505	$493	$776	$332	$2,358	$1,088
Net realized gain (loss) on investments	(52)	(50)	12	227	(532)	(573)	417	(181)
Unrealized appreciation (depreciation)	(466)	(370)	(1,454)	(331)	(808)	1,123	(2,652)	1,357
Net increase (decrease) in net assets from operations	(450)	(416)	63	389	(564)	882	123	2,264
Contract Transactions:
Payments received from contract owners	56	33	2,257	823	263	345	663	776
Transfers between sub-accounts and the fixed account, net	(42)	240	(3,382)	(7,430)	(3,988)	(5,552)	(694)	(9,748)
Contract benefits	0	0	(103)	(8)	(3)	(9)	(12)	(20)
Contract terminations	(122)	(123)	(4,039)	(2,881)	(1,575)	(1,082)	(4,022)	(3,079)
Contract maintenance charges	0	0	(1)	(1)	0	0	0	0
Other transfers (to) from EFILI, net	3	(1)	0	0	1	(1)	5	5
Net increase (decrease) in net assets from contract transactions	(105)	149	(5,268)	(9,497)	(5,302)	(6,299)	(4,060)	(12,066)
Total increase (decrease) in net assets	(555)	(267)	(5,205)	(9,108)	(5,866)	(5,417)	(3,937)	(9,802)
Net Assets:
Beginning of period	1,807	2,074	51,190	60,298	25,019	30,436	52,349	62,151
End of period	$1,252	$1,807	$45,985	$51,190	$19,153	$25,019	$48,412	$52,349

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond (b)		FTVIP – Franklin U.S. Gov't Securities (b)
	12/31/15	12/31/14	12/31/15	12/31/14	12/31/15	12/31/14
Operations:
Net investment income (loss)	$302	$705	$1,437	$884	$117	$82
Net realized gain (loss) on investments	2,095	3,528	(181)	(8)	2	(13)
Unrealized appreciation (depreciation)	(2,834)	(3,631)	(2,096)	(640)	(114)	39
Net increase (decrease) in net assets from operations	(437)	602	(840)	236	5	108
Contract Transactions:
Payments received from contract owners	1,360	3,194	248	1,426	143	54
Transfers between sub-accounts and the fixed account, net	1,512	593	(3,346)	1,915	2,415	892
Contract benefits	(21)	(21)	(2)	(1)	0	0
Contract terminations	(1,755)	(391)	(618)	(314)	(68)	(160)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	(2)	(1)	(1)	0	1
Net increase (decrease) in net assets from contract transactions	1,097	3,373	(3,719)	3,025	2,490	787
Total increase (decrease) in net assets	660	3,975	(4,559)	3,261	2,495	895
Net Assets:
Beginning of period	37,821	33,846	20,057	16,796	4,093	3,198
End of period	$38,481	$37,821	$15,498	$20,057	$6,588	$4,093

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income

VIP - Floating Rate High Income Investor Class

During 2015, the following underlying funds were renamed:

Old Name

VIP - Money Market

VIP - Money Market Investor Class

UIF - Global Tactical Asset Allocation

New Name

VIP - Government Money Market

VIP - Government Money Market Investor Class

UIF - Global Strategist

During 2014, the following underlying funds were renamed:

Old Name

FTVIP Global Bond Securities

FTVIP U.S. Government

New Name

Templeton Global Bond VIP Fund

Franklin U.S. Government Securities VIP Fund

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2015, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $18,237,000 and 597,000 respectively.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2015 or 2014. The Account had no Level 3 activity during 2015 and 2014.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Industrials Investor Class

VIP - Utilities

VIP - Utilities Investor Class

VIP - Technology

VIP - Technology Investor Class

VIP - Energy

VIP - Energy Investor Class

VIP - Health Care

VIP - Health Care Investor Class

VIP - Consumer Discretionary

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples

VIP - Consumer Staples Investor Class

VIP - Materials

VIP - Materials Investor Class

VIP - Telecommunications

VIP - Telecommunications Investor Class

VIP - Financial Services

VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2015 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2015:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market (b)	$18,381	$23,503
VIP - Government Money Market Investor Class (b)	79,523	77,155
VIP - High Income	1,383	2,722
VIP - High Income Investor Class	12,727	11,172
VIP - Equity Income	6,286	7,594
VIP - Equity Income Investor Class	8,985	5,276
VIP - Growth	2,165	5,451
VIP - Growth Investor Class	6,682	5,204
VIP - Overseas	3,986	1,389
VIP - Overseas, Class R (c)	202	3,477
VIP - Overseas, Investor Class (b)	8,369	2,722
VIP - Investment Grade Bond	2,239	4,063
VIP - Investment Grade Bond Investor Class	14,181	7,425
VIP - Asset Manager	2,781	3,139
VIP - Asset Manager Investor Class	6,761	2,411
VIP - Index 500	32,113	20,219
VIP - Asset Manager: Growth	302	772
VIP - Asset Manager: Growth Investor Class	2,479	667
VIP - Contrafund	13,216	16,005
VIP - Contrafund Investor Class	27,059	11,433
VIP - Balanced	2,207	2,236
VIP - Balanced Investor Class	41,682	17,777
VIP - Dynamic Capital Appreciation	2,235	610
VIP - Dynamic Capital Appreciation Investor Class	5,532	3,237
VIP - Growth & Income	1,478	2,683
VIP - Growth & Income Investor Class	6,456	5,371
VIP - Growth Opportunities	7,315	2,928
VIP - Growth Opportunities Investor Class	15,418	2,599
VIP - Mid Cap	5,577	5,871
VIP - Mid Cap Investor Class	14,630	6,442
VIP - Value Strategies	551	1,066
VIP - Value Strategies Investor Class	3,261	2,216
VIP - Utilities	460	1,542
VIP - Utilities Investor Class	2,875	4,921
VIP - Technology	1,687	2,758
VIP - Technology Investor Class	8,214	3,729
VIP - Energy	1,668	1,972

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy Investor Class	$7,626	$4,765
VIP - Health Care	8,934	9,803
VIP - Heath Care Investor Class	33,879	20,120
VIP - Financial Services	794	854
VIP - Financial Services Investor Class	4,840	1,902
VIP - Industrials	461	972
VIP - Industrials Investor Class	3,921	3,683
VIP - Consumer Discretionary	4,077	928
VIP - Consumer Discretionary Investor Class	10,077	1,879
VIP - Real Estate	2,139	2,487
VIP - Real Estate Investor Class	8,434	7,913
VIP - Strategic Income	681	1,259
VIP - Strategic Income Investor Class	9,090	10,656
VIP - Growth Strategies (c)	337	907
VIP - Growth Strategies Investor Class (c)	1,487	3,238
VIP - International Capital Appreciation (a)	2,291	316
VIP - International Capital Appreciation, Class R (c)	283	2,119
VIP - International Capital Appreciation Investor Class (b)	5,649	1,630
VIP - Value Leaders (c)	52	581
VIP - Value Leaders Investor Class (c)	685	3,232
VIP - Value	1,216	922
VIP - Value Investor Class	7,021	2,436
VIP - Growth Stock (c)	449	3,447
VIP - Growth Stock Investor Class (c)	1,980	10,349
VIP - Freedom Income	125	2,572
VIP - Freedom Income Investor Class	1,192	1,940
VIP - Freedom 2005	8	272
VIP - Freedom 2005 Investor Class	631	317
VIP - Freedom 2010	37	115
VIP - Freedom 2010 Investor Class	312	909
VIP - Freedom 2015	77	350
VIP - Freedom 2015 Investor Class	1,305	2,546
VIP - Freedom 2020	220	163
VIP - Freedom 2020 Investor Class	4,077	3,657
VIP - Freedom 2025	138	283
VIP - Freedom 2025 Investor Class	3,165	3,063
VIP - Freedom 2030	126	121
VIP - Freedom 2030 Investor Class	1,786	1,310
VIP - Freedom Lifetime Income I	60	212
VIP - Freedom Lifetime Income II	23	65
VIP - Freedom Lifetime Income III	692	103
VIP - Disciplined Small Cap	772	419
VIP - Disciplined Small Cap Investor Class	5,840	3,216
VIP - Funds Manager 20%	10,462	11,782
VIP - Funds Manager 50%	20,904	12,597
VIP - Funds Manager 60%	33,112	20,778
VIP - Funds Manager 70%	14,235	8,596
VIP - Funds Manager 85%	8,717	4,738
VIP - Consumer Staples	1,242	562
VIP - Consumer Staples Investor Class	8,774	5,112
VIP - Materials	197	455
VIP - Materials Investor Class	1,626	2,156
VIP - Telecommunications	233	116
VIP - Telecommunications Investor Class	1,065	419
VIP - Emerging Markets (a)	6	454
VIP - Emerging Markets, Class R (c)	469	66
VIP - Emerging Markets Investor (b)	1,537	1,145

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Floating Rate High Income	$345	$235
VIP - Floating Rate High Income Investor Class	5,567	12,960
UIF - Emerging Markets Equity	703	1,911
UIF - Emerging Markets Debt	1,567	3,402
UIF - Global Strategist (b)	739	2,228
Invesco - Van Kampen Global Core Equity	1,046	854
WFAF - Advantage VT Discovery	647	544
WFAF - Advantage VT Opportunity	175	127
Lazard - Retirement Emerging Markets	2,014	3,949
PVIT - Commodity Real Return	316	355
PVIT - Low Duration	10,802	14,565
PVIT - Real Return Portfolio	2,328	6,855
PVIT - Total Return Portfolio	10,412	11,599
Blackrock - Global Allocation V.I.	8,568	5,114
FTVIP - Templeton Global Bond	2,917	5,102
FTVIP - Franklin U.S. Gov't Securities	4,151	1,545

(b)  Fund Name Change. See Note 1.

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2015:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market (b)	22,692	$22,692	$1.00
VIP - Government Money Market Investor Class (b)	69,679	69,679	1.00
VIP - High Income	1,641	19,115	4.95
VIP - High Income Investor Class	7,360	44,043	4.93
VIP - Equity Income	2,114	53,242	20.46
VIP - Equity Income Investor Class	1,522	37,097	20.38
VIP - Growth	652	34,340	65.75
VIP - Growth Investor Class	319	18,484	65.55
VIP - Overseas	501	12,034	19.08
VIP - Overseas, Investor Class (b)	1,016	21,808	19.02
VIP - Investment Grade Bond	1,778	24,100	12.37
VIP - Investment Grade Bond Investor Class	3,790	49,866	12.32
VIP - Asset Manager	1,878	31,881	15.76
VIP - Asset Manager Investor Class	1,518	24,782	15.68
VIP - Index 500	735	134,279	206.43
VIP - Asset Manager: Growth	430	7,363	18.91
VIP - Asset Manager Growth Investor Class	388	6,906	18.82
VIP - Contrafund	3,040	92,805	33.92
VIP - Contrafund Investor Class	3,369	109,998	33.77
VIP - Balanced	840	13,760	16.27
VIP - Balanced Investor Class	10,029	160,481	16.16
VIP - Dynamic Capital Appreciation	337	4,377	12.85
VIP - Dynamic Capital Appreciation Investor Class	1,147	14,933	12.83
VIP - Growth & Income	830	14,429	18.88
VIP - Growth & Income Investor Class	982	18,959	18.82
VIP - Growth Opportunities	407	12,195	31.75
VIP - Growth Opportunities Investor Class	647	21,454	31.60
VIP - Mid Cap	950	32,433	32.65
VIP - Mid Cap Investor Class	1,397	48,819	32.50
VIP - Value Strategies	293	4,213	14.54
VIP - Value Strategies Investor Class	617	8,853	14.47

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Utilities	117	$1,785	$13.18
VIP - Utilities Investor Class	393	6,119	13.11
VIP - Technology	639	7,768	11.91
VIP - Technology Investor Class	1,757	20,972	11.79
VIP - Energy	234	6,445	15.57
VIP - Energy Investor Class	587	14,105	15.55
VIP - Health Care	835	21,090	25.92
VIP - Heath Care Investor Class	2,627	67,857	25.73
VIP - Financial Services	176	2,391	9.74
VIP - Financial Services Investor Class	1,054	10,580	9.71
VIP - Industrials	139	2,781	20.25
VIP - Industrials Investor Class	757	16,151	20.15
VIP - Consumer Discretionary	279	5,093	17.88
VIP - Consumer Discretionary Investor Class	860	15,607	17.84
VIP - Real Estate	239	5,734	19.61
VIP - Real Estate Investor Class	1,033	20,880	19.52
VIP - Strategic Income	648	7,584	10.60
VIP - Strategic Income Investor Class	6,132	72,131	10.57
VIP - International Capital Appreciation (a)	143	1970	13.32
VIP - International Capital Appreciation Investor Class (b)	1,090	14,242	13.22
VIP - Value	190	2,909	13.36
VIP - Value Investor Class	898	13,569	13.35
VIP - Freedom Income	93	1,013	10.78
VIP - Freedom Income Investor Class	297	3,301	10.86
VIP - Freedom 2005	34	400	11.29
VIP - Freedom 2005 Investor Class	263	2,944	10.79
VIP - Freedom 2010	100	1,227	12.15
VIP - Freedom 2010 Investor Class	490	5,479	11.49
VIP - Freedom 2015	249	3,073	12.24
VIP - Freedom 2015 Investor Class	630	7,086	11.34
VIP - Freedom 2020	224	2,739	12.44
VIP - Freedom 2020 Investor Class	1,763	20,003	11.34
VIP - Freedom 2025	86	1,102	12.82
VIP - Freedom 2025 Investor Class	838	10,098	12.04
VIP - Freedom 2030	87	1,134	12.68
VIP - Freedom 2030 Investor Class	867	9,931	11.68
VIP - Freedom Lifetime Income I	188	2,114	10.65
VIP - Freedom Lifetime Income II	63	742	11.47
VIP - Freedom Lifetime Income III	190	2,267	11.59
VIP - Disciplined Small Cap	122	1,894	14.52
VIP - Disciplined Small Cap Investor Class	1,131	17,041	14.48
VIP - Funds Manager 20%	6,053	67,775	11.01
VIP - Funds Manager 50%	9,507	108,538	11.85
VIP - Funds Manager 60%	14,705	151,852	11.06
VIP - Funds Manager 70%	6,784	77,810	12.05
VIP - Funds Manager 85%	2,856	33,267	11.87
VIP - Consumer Staples	131	2,223	18.25
VIP - Consumer Staples Investor Class	1,061	18,314	18.19
VIP - Materials	64	934	12.18
VIP - Materials Investor Class	403	5,928	12.18
VIP - Telecommunications	64	693	10.85
VIP - Telecommunications Investor Class	245	2,670	10.79
VIP - Emerging Markets (a)	42	397	8.14
VIP - Emerging Markets Investor Class (b)	341	3,299	8.11
VIP - Floating Rate High Income	20	202	9.34
VIP - Floating Rate High Income Investor Class	1,384	13,851	9.34

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
UIF - Emerging Markets Equity	467	$10,542	$12.39
UIF - Emerging Markets Debt	1,641	15,289	7.45
UIF - Global Strategist	535	6,665	9.39
Invesco - Van Kampen Global Core Equity	379	3,127	8.35
WFAF - Advantage VT Discovery	126	3,988	25.99
WFAF - Advantage VT Opportunity	60	1,679	25.05
Lazard - Retirement Emerging Markets	576	14,373	15.51
PVIT - Commodity Real Return	181	2,569	6.91
PVIT - Low Duration	4,486	47,909	10.25
PVIT - Real Return Portfolio	1,605	23,237	11.93
PVIT - Total Return Portfolio	4,576	52,775	10.58
Blackrock - Global Allocation V.I.	2,559	43,849	15.04
FTVIP - Templeton Global Bond	981	19,109	15.80
FTVIP - Franklin U.S. Gov't Securities	528	6,844	12.47

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2015 and 2014 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market (b)
Units Issued	1,049	774	0	7
Units Redeemed	(1,276)	(1,005)	(8)	(27)
Net Increase (Decrease)	(227)	(231)	(8)	(20)
VIP - High Income
Units Issued	18	22	0	2
Units Redeemed	(51)	(61)	(5)	(6)
Net Increase (Decrease)	(33)	(39)	(5)	(4)
VIP - Equity-Income
Units Issued	3	5	0	0
Units Redeemed	(72)	(63)	(7)	(10)
Net Increase (Decrease)	(69)	(58)	(7)	(10)
VIP - Growth
Units Issued	11	12	0	0
Units Redeemed	(48)	(59)	(3)	(4)
Net Increase (Decrease)	(37)	(47)	(3)	(4)
VIP - Overseas
Units Issued	74	0	9	0
Units Redeemed	(29)	(23)	(2)	(1)
Net Increase (Decrease)	45	(23)	7	(1)
VIP - Overseas, Class R (c)
Units Issued	10	11	2	0
Units Redeemed	(173)	(27)	(23)	(1)
Net Increase (Decrease)	(163)	(16)	(21)	(1)
VIP - Investment Grade Bond
Units Issued	45	59	0	1
Units Redeemed	(85)	(100)	(14)	(14)
Net Increase (Decrease)	(40)	(41)	(14)	(13)

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Asset Manager
Units Issued	2	9	0	0
Units Redeemed	(47)	(87)	(7)	(9)
Net Increase (Decrease)	(45)	(78)	(7)	(9)
VIP - Index 500
Units Issued	39	57	0	1
Units Redeemed	(108)	(95)	(10)	(11)
Net Increase (Decrease)	(69)	(38)	(10)	(10)
VIP - Asset Manager: Growth
Units Issued	6	5	0	0
Units Redeemed	(17)	(37)	(2)	(2)
Net Increase (Decrease)	(11)	(32)	(2)	(2)
VIP - Contrafund
Units Issued	40	49	2	6
Units Redeemed	(204)	(171)	(13)	(13)
Net Increase (Decrease)	(164)	(122)	(11)	(7)
VIP - Balanced
Units Issued	64	68	0	0
Units Redeemed	(70)	(66)	(13)	(11)
Net Increase (Decrease)	(6)	2	(13)	(11)
VIP - Dynamic Capital Appreciation
Units Issued	74	39	3	7
Units Redeemed	(23)	(40)	(2)	(2)
Net Increase (Decrease)	51	(1)	1	5
VIP - Growth & Income
Units Issued	10	42	0	13
Units Redeemed	(70)	(59)	(16)	(22)
Net Increase (Decrease)	(60)	(17)	(16)	(9)
VIP - Growth Opportunities
Units Issued	233	43	8	3
Units Redeemed	(109)	(86)	(10)	(9)
Net Increase (Decrease)	124	(43)	(2)	(6)
VIP - Mid Cap
Units Issued	33	35	7	2
Units Redeemed	(140)	(219)	(13)	(13)
Net Increase (Decrease)	(107)	(184)	(6)	(11)
VIP - Value Strategies
Units Issued	20	21	1	5
Units Redeemed	(42)	(59)	(2)	(2)
Net Increase (Decrease)	(22)	(38)	(1)	3
VIP - Utilities
Units Issued	15	55	0	2
Units Redeemed	(70)	(39)	(2)	(2)
Net Increase (Decrease)	(55)	16	(2)	0
VIP - Technology
Units Issued	57	137	2	12
Units Redeemed	(115)	(70)	(8)	(3)
Net Increase (Decrease)	(58)	67	(6)	9
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Energy
Units Issued	66	44	1	4
Units Redeemed	(78)	(100)	(10)	(12)
Net Increase (Decrease)	(12)	(56)	(9)	(8)
VIP - Health Care
Units Issued	171	197	4	24
Units Redeemed	(280)	(181)	(7)	(3)
Net Increase (Decrease)	(109)	16	(3)	21
VIP - Financial Services
Units Issued	62	43	0	1
Units Redeemed	(69)	(116)	(1)	(9)
Net Increase (Decrease)	(7)	(73)	(1)	(8)
VIP - Industrials
Units Issued	9	11	1	1
Units Redeemed	(32)	(32)	(2)	(3)
Net Increase (Decrease)	(23)	(21)	(1)	(2)
VIP - Consumer Discretionary
Units Issued	151	13	3	1
Units Redeemed	(38)	(59)	(1)	(3)
Net Increase (Decrease)	113	(46)	2	(2)
VIP - Real Estate
Units Issued	64	42	5	3
Units Redeemed	(82)	(43)	(6)	(8)
Net Increase (Decrease)	(18)	(1)	(1)	(5)
VIP - Strategic Income
Units Issued	29	53	0	0
Units Redeemed	(63)	(102)	(6)	(11)
Net Increase (Decrease)	(34)	(49)	(6)	(11)
VIP - Growth Strategies (c)
Units Issued	9	10	5	0
Units Redeemed	(35)	(16)	(11)	(3)
Net Increase (Decrease)	(26)	(6)	(6)	(3)
VIP - International Capital Appreciation (a)
Units Issued	112		7
Units Redeemed	0		0
Net Increase (Decrease)	112		7
VIP - International Capital Appreciation, Class R (c)
Units Issued	0	48	0	14
Units Redeemed	(103)	(21)	(8)	(15)
Net Increase (Decrease)	(103)	27	(8)	(1)
VIP - Value Leaders (c)
Units Issued	2	7	1	0
Units Redeemed	(28)	(17)	(9)	(1)
Net Increase (Decrease)	(26)	(10)	(8)	(1)
VIP - Value
Units Issued	36	54	7	17
Units Redeemed	(44)	(30)	(6)	(2)
Net Increase (Decrease)	(8)	24	1	15

(a)  New Fund. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - Growth Stock (c)
Units Issued	11	100	0	5
Units Redeemed	(149)	(23)	(8)	(2)
Net Increase (Decrease)	(138)	77	(8)	3
VIP - Freedom Income
Units Issued	7	7	0	0
Units Redeemed	(181)	(24)	0	0
Net Increase (Decrease)	(174)	(17)	0	0
VIP - Freedom 2005
Units Issued	0	19	0	0
Units Redeemed	(17)	(9)	0	0
Net Increase (Decrease)	(17)	10	0	0
VIP - Freedom 2010
Units Issued	1	14	0	0
Units Redeemed	(7)	(51)	0	0
Net Increase (Decrease)	(6)	(37)	0	0
VIP - Freedom 2015
Units Issued	0	34	0	0
Units Redeemed	(19)	(62)	0	0
Net Increase (Decrease)	(19)	(28)	0	0
VIP - Freedom 2020
Units Issued	9	9	0	0
Units Redeemed	(9)	(23)	0	0
Net Increase (Decrease)	0	(14)	0	0
VIP - Freedom 2025
Units Issued	9	8	0	0
Units Redeemed	(18)	(5)	0	0
Net Increase (Decrease)	(9)	3	0	0
VIP - Freedom 2030
Units Issued	6	2	0	0
Units Redeemed	(7)	(22)	0	0
Net Increase (Decrease)	(1)	(20)	0	0
VIP - Disciplined Small Cap
Units Issued	40	36	6	3
Units Redeemed	(23)	(136)	(3)	(8)
Net Increase (Decrease)	17	(100)	3	(5)
VIP - FundsManager 20%
Units Issued	28	27	12	1
Units Redeemed	(101)	(75)	(13)	(53)
Net Increase (Decrease)	(73)	(48)	(1)	(52)
VIP - FundsManager 50%
Units Issued	66	48	0	16
Units Redeemed	(35)	(88)	(44)	(34)
Net Increase (Decrease)	31	(40)	(44)	18
VIP - FundsManager 60%
Units Issued	2	22	1	0
Units Redeemed	(41)	(39)	(7)	(9)
Net Increase (Decrease)	(39)	(17)	(6)	(9)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
VIP - FundsManager 70%
Units Issued	16	32	4	0
Units Redeemed	(113)	(128)	(18)	(53)
Net Increase (Decrease)	(97)	(96)	(14)	(53)
VIP - FundsManager 85%
Units Issued	14	56	0	2
Units Redeemed	(66)	(25)	(7)	(8)
Net Increase (Decrease)	(52)	31	(7)	(6)
VIP - Consumer Staples
Units Issued	50	9	2	2
Units Redeemed	(24)	(33)	(3)	(7)
Net Increase (Decrease)	26	(24)	(1)	(5)
VIP - Materials
Units Issued	5	18	0	0
Units Redeemed	(26)	(26)	(1)	(2)
Net Increase (Decrease)	(21)	(8)	(1)	(2)
VIP - Telecommunications
Units Issued	17	28	0	0
Units Redeemed	(8)	(11)	0	(2)
Net Increase (Decrease)	9	17	0	(2)
VIP - Emerging Markets (a)
Units Issued	43		2
Units Redeemed	0		0
Net Increase (Decrease)	43		2
VIP - Emerging Markets, Class R (c)
Units Issued	0	57	0	0
Units Redeemed	(49)	(66)	(3)	0
Net Increase (Decrease)	(49)	(9)	(3)	0
VIP - Floating Rate High Income (a)
Units Issued	36	15	0	2
Units Redeemed	(24)	(7)	(2)	0
Net Increase (Decrease)	12	8	(2)	2
UIF - Emerging Markets Equity
Units Issued	3	2	0	0
Units Redeemed	(20)	(33)	(1)	(3)
Net Increase (Decrease)	(17)	(31)	(1)	(3)
UIF - Emerging Markets Debt
Units Issued	1	3	0	0
Units Redeemed	(15)	(16)	0	(1)
Net Increase (Decrease)	(14)	(13)	0	(1)
UIF - Global Strategist (b)
Units Issued	6	3	0	0
Units Redeemed	(12)	(9)	(1)	(1)
Net Increase (Decrease)	(6)	(6)	(1)	(1)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2015	2014	2015	2014
Invesco - Van Kampen Global Core Equity
Units Issued	1	2	0	0
Units Redeemed	(4)	(8)	(1)	(1)
Net Increase (Decrease)	(3)	(6)	(1)	(1)
WFAF - Advantage VT Discovery
Units Issued	3	0	0	0
Units Redeemed	(13)	(11)	(1)	(1)
Net Increase (Decrease)	(10)	(11)	(1)	(1)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(2)	(6)	0	(1)
Net Increase (Decrease)	(2)	(6)	0	(1)
Lazard - Retirement Emerging Markets
Units Issued	26	93	0	0
Units Redeemed	(137)	(39)	0	(1)
Net Increase (Decrease)	(111)	54	0	(1)
PVIT - Commodity Real Return
Units Issued	0	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	(4)	0	0	0
PVIT - Low Duration
Units Issued	25	28	0	0
Units Redeemed	(141)	(109)	0	(1)
Net Increase (Decrease)	(116)	(81)	0	(1)
PVIT - Real Return
Units Issued	12	10	0	0
Units Redeemed	(29)	(35)	0	(1)
Net Increase (Decrease)	(17)	(25)	0	(1)
PVIT - Total Return
Units Issued	38	27	0	0
Units Redeemed	(100)	(123)	(1)	(1)
Net Increase (Decrease)	(62)	(96)	(1)	(1)
Blackrock - Global Allocation V.I.
Units Issued	10	24	0	0
Units Redeemed	(16)	(19)	(1)	(20)
Net Increase (Decrease)	(6)	5	(1)	(20)
FTVIP - Templeton Global Bond (b)
Units Issued	2	28	0	0
Units Redeemed	(7)	(23)	(1)	(1)
Net Increase (Decrease)	(5)	5	(1)	(1)
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	42	32	0	0
Units Redeemed	(27)	(38)	0	0
Net Increase (Decrease)	15	(6)	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	17,969	18,044	323	471
Units Redeemed	(17,767)	(18,384)	(301)	(471)
Net Increase (Decrease)	202	(340)	22	0
VIP - High Income Investor Class
Units Issued	692	1,036	0	0
Units Redeemed	(728)	(1,535)	0	0
Net Increase (Decrease)	(36)	(499)	0	0
VIP - Equity-Income Investor Class
Units Issued	328	500	0	0
Units Redeemed	(329)	(468)	0	0
Net Increase (Decrease)	(1)	32	0	0
VIP - Growth Investor Class
Units Issued	287	395	0	0
Units Redeemed	(245)	(210)	0	0
Net Increase (Decrease)	42	185	0	0
VIP - Overseas, Investor Class (b)
Units Issued	554	236	0	0
Units Redeemed	(200)	(318)	0	0
Net Increase (Decrease)	354	(82)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,073	1,039	0	0
Units Redeemed	(632)	(837)	0	0
Net Increase (Decrease)	441	202	0	0
VIP - Asset Manager Investor Class
Units Issued	292	318	0	0
Units Redeemed	(133)	(146)	0	0
Net Increase (Decrease)	159	172	0	0
VIP - Index 500
Units Issued	1,590	1,739	0	0
Units Redeemed	(909)	(827)	0	0
Net Increase (Decrease)	681	912	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	137	80	0	0
Units Redeemed	(37)	(32)	0	0
Net Increase (Decrease)	100	48	0	0
VIP - Contrafund Investor Class
Units Issued	953	1,040	0	0
Units Redeemed	(687)	(676)	0	0
Net Increase (Decrease)	266	364	0	0
VIP - Balanced Investor Class
Units Issued	1,996	1,352	0	0
Units Redeemed	(717)	(427)	0	0
Net Increase (Decrease)	1,279	925	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	215	305	0	0
Units Redeemed	(155)	(106)	0	0
Net Increase (Decrease)	60	199	0	0

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Growth & Income Investor Class
Units Issued	275	402	0	0
Units Redeemed	(287)	(146)	0	0
Net Increase (Decrease)	(12)	256	0	0
VIP - Growth Opportunities Investor Class
Units Issued	595	229	0	0
Units Redeemed	(135)	(244)	0	0
Net Increase (Decrease)	460	(15)	0	0
VIP - Mid Cap Investor Class
Units Issued	474	462	0	0
Units Redeemed	(327)	(384)	0	0
Net Increase (Decrease)	147	78	0	0
VIP - Value Strategies Investor Class
Units Issued	161	91	0	0
Units Redeemed	(111)	(167)	0	0
Net Increase (Decrease)	50	(76)	0	0
VIP - Utilities Investor Class
Units Issued	131	287	0	0
Units Redeemed	(256)	(138)	0	0
Net Increase (Decrease)	(125)	149	0	0
VIP - Technology Investor Class
Units Issued	352	427	0	0
Units Redeemed	(207)	(173)	0	0
Net Increase (Decrease)	145	254	0	0
VIP - Energy Investor Class
Units Issued	550	413	0	0
Units Redeemed	(380)	(313)	0	0
Net Increase (Decrease)	170	100	0	0
VIP - Health Care Investor Class
Units Issued	804	842	0	0
Units Redeemed	(660)	(497)	0	0
Net Increase (Decrease)	144	345	0	0
VIP - Financial Services Investor Class
Units Issued	338	211	0	0
Units Redeemed	(161)	(143)	0	0
Net Increase (Decrease)	177	68	0	0
VIP - Industrials Investor Class
Units Issued	106	275	0	0
Units Redeemed	(173)	(335)	0	0
Net Increase (Decrease)	(67)	(60)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	408	150	0	0
Units Redeemed	(100)	(328)	0	0
Net Increase (Decrease)	308	(178)	0	0
VIP - Real Estate Investor Class
Units Issued	387	497	0	0
Units Redeemed	(406)	(266)	0	0
Net Increase (Decrease)	(19)	231	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Strategic Income Investor Class
Units Issued	552	1,227	0	0
Units Redeemed	(767)	(1,101)	0	0
Net Increase (Decrease)	(215)	126	0	0
VIP - Growth Strategies Investor Class (c)
Units Issued	67	54	0	0
Units Redeemed	(165)	(33)	0	0
Net Increase (Decrease)	(98)	21	0	0
VIP - International Capital Appreciation, Investor Class (b)
Units Issued	332	318	0	0
Units Redeemed	(102)	(82)	0	0
Net Increase (Decrease)	230	236	0	0
VIP - Value Leaders Investor Class (c)
Units Issued	41	38	0	0
Units Redeemed	(185)	(50)	0	0
Net Increase (Decrease)	(144)	(12)	0	0
VIP - Value Investor Class
Units Issued	258	185	0	0
Units Redeemed	(131)	(76)	0	0
Net Increase (Decrease)	127	109	0	0
VIP - Growth Stock Investor Class (c)
Units Issued	46	174	0	0
Units Redeemed	(438)	(76)	0	0
Net Increase (Decrease)	(392)	98	0	0
VIP - Freedom Income Investor Class
Units Issued	79	66	0	0
Units Redeemed	(133)	(85)	0	0
Net Increase (Decrease)	(54)	(19)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	40	60	0	0
Units Redeemed	(21)	(72)	0	0
Net Increase (Decrease)	19	(12)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	13	21	0	0
Units Redeemed	(54)	(56)	0	0
Net Increase (Decrease)	(41)	(35)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	70	63	0	0
Units Redeemed	(160)	(67)	0	0
Net Increase (Decrease)	(90)	(4)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	237	291	0	0
Units Redeemed	(212)	(238)	0	0
Net Increase (Decrease)	25	53	0	0
VIP - Freedom 2025 Investor Class
Units Issued	156	143	0	0
Units Redeemed	(164)	(15)	0	0
Net Increase (Decrease)	(8)	128	0	0

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Freedom 2030 Investor Class
Units Issued	93	89	0	0
Units Redeemed	(65)	(19)	0	0
Net Increase (Decrease)	28	70	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	1
Units Redeemed	0	0	(13)	(10)
Net Increase (Decrease)	0	0	(13)	(9)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	15
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	11
VIP - Freedom Lifetime Income III
Units Issued	0	0	38	33
Units Redeemed	0	0	(5)	(4)
Net Increase (Decrease)	0	0	33	29
VIP - Disciplined Small Cap Investor Class
Units Issued	323	280	0	0
Units Redeemed	(199)	(366)	0	0
Net Increase (Decrease)	124	(86)	0	0
VIP - FundsManager 20%
Units Issued	542	819	11	0
Units Redeemed	(785)	(686)	(2)	(3)
Net Increase (Decrease)	(243)	133	9	(3)
VIP - FundsManager 50%
Units Issued	1,058	1,274	71	86
Units Redeemed	(823)	(1,016)	(14)	(10)
Net Increase (Decrease)	235	258	57	76
VIP - FundsManager 60%
Units Issued	1,265	1,178	96	173
Units Redeemed	(643)	(759)	(22)	(14)
Net Increase (Decrease)	622	419	74	159
VIP - FundsManager 70%
Units Issued	727	809	17	68
Units Redeemed	(417)	(908)	(5)	0
Net Increase (Decrease)	310	(99)	12	68
VIP - FundsManager 85%
Units Issued	415	551	0	0
Units Redeemed	(221)	(373)	(4)	(4)
Net Increase (Decrease)	194	178	(4)	(4)
VIP - Consumer Staples Investor Class
Units Issued	390	272	0	0
Units Redeemed	(277)	(275)	0	0
Net Increase (Decrease)	113	(3)	0	0
VIP - Materials Investor Class
Units Issued	48	164	0	0
Units Redeemed	(112)	(107)	0	0
Net Increase (Decrease)	(64)	57	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
VIP - Telecommunications Investor Class
Units Issued	79	58	0	0
Units Redeemed	(33)	(56)	0	0
Net Increase (Decrease)	46	2	0	0
VIP - Emerging Markets Investor Class (b)
Units Issued	161	156	0	0
Units Redeemed	(126)	(130)	0	0
Net Increase (Decrease)	35	26	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	522	2,353	0	0
Units Redeemed	(1,304)	(266)	0	0
Net Increase (Decrease)	(782)	2,087	0	0
UIF - Emerging Markets Equity
Units Issued	49	111	0	0
Units Redeemed	(118)	(160)	0	0
Net Increase (Decrease)	(69)	(49)	0	0
UIF - Emerging Market Debt
Units Issued	65	128	0	0
Units Redeemed	(219)	(362)	0	0
Net Increase (Decrease)	(154)	(234)	0	0
UIF - Global Strategist (b)
Units Issued	37	263	0	0
Units Redeemed	(142)	(96)	0	0
Net Increase (Decrease)	(105)	167	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	64	35	0	0
Units Redeemed	(57)	(58)	0	0
Net Increase (Decrease)	7	(23)	0	0
Lazard - Retirement Emerging Markets
Units Issued	130	186	0	0
Units Redeemed	(165)	(299)	0	0
Net Increase (Decrease)	(35)	(113)	0	0
PVIT - Commodity Real Return
Units Issued	38	129	0	0
Units Redeemed	(51)	(111)	0	0
Net Increase (Decrease)	(13)	18	0	0
PVIT - Low Duration
Units Issued	913	1,199	0	0
Units Redeemed	(1,261)	(1,981)	0	0
Net Increase (Decrease)	(348)	(782)	0	0
PVIT - Real Return
Units Issued	123	249	0	0
Units Redeemed	(549)	(739)	0	0
Net Increase (Decrease)	(426)	(490)	0	0
PVIT - Total Return
Units Issued	622	466	0	0
Units Redeemed	(880)	(1,366)	0	0
Net Increase (Decrease)	(258)	(900)	0	0

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2015	2014	2015	2014
Blackrock - Global Allocation V.I.
Units Issued	570	917	0	0
Units Redeemed	(471)	(617)	0	0
Net Increase (Decrease)	99	300	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	126	584	0	0
Units Redeemed	(465)	(319)	0	0
Net Increase (Decrease)	(339)	265	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	355	142	0	0
Units Redeemed	(128)	(59)	0	0
Net Increase (Decrease)	227	83	0	0

(b)  Fund Name Change. See Note 1.

	Fidelity Growth and Guaranteed Income
(in thousands)	2015	2014
VIP - Government Money Market Investor Class (b)
Units Issued	281	174
Units Redeemed	(282)	(213)
Net Increase (Decrease)	(1)	(39)
VIP - Balanced Investor Class
Units Issued	5	132
Units Redeemed	(396)	(394)
Net Increase (Decrease)	(391)	(262)
VIP - FundsManager 60%
Units Issued	0	0
Units Redeemed	(601)	(811)
Net Increase (Decrease)	(601)	(811)

(b)  Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2014	1,320	$21.11	$20.45	$27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	1,570	$21.27	$20.66	$33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	1,714	$21.44	$20.86	$36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
VIP - Government Money Market Investor Class
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2014	6,317	$9.99	$9.30	$67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	6,696	$10.00	$9.43	$72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	5,355	$10.01	$9.56	$58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
VIP - High Income
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
2014	218	$47.51	$46.04	$10,302	0.80%	1.00%	5.11%	0.35%	0.14%
2013	261	$47.34	$45.97	$12,299	0.80%	1.00%	5.30%	5.10%	4.89%
2012	329	$45.05	$43.83	$14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$13,895	0.80%	1.00%	6.63%	3.20%	2.99%
VIP - High Income Investor Class
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
2014	2,453	$13.37	$21.12	$38,611	0.10%	0.25%	4.86%	1.02%	0.87%
2013	2,952	$13.23	$20.93	$46,117	0.10%	0.25%	5.93%	5.84%	5.69%
2012	3,002	$12.50	$19.81	$43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$21,871	0.10%	0.25%	7.35%	3.72%	3.56%
VIP - Equity-Income
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
2014	566	$93.00	$90.11	$52,521	0.80%	1.00%	2.77%	7.85%	7.63%
2013	635	$86.23	$83.72	$54,533	0.80%	1.00%	2.51%	27.12%	26.87%
2012	689	$67.83	$65.99	$46,618	0.80%	1.00%	3.06%	16.36%	16.13%
2011	779	$58.29	$56.83	$45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
VIP - Equity-Income Investor Class
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
2014	1,763	$19.16	$28.41	$32,602	0.10%	0.25%	2.94%	8.52%	8.36%
2013	1,731	$17.66	$26.22	$29,387	0.10%	0.25%	2.77%	27.86%	27.67%
2012	1,297	$13.81	$20.53	$17,105	0.10%	0.25%	3.32%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$12,388	0.10%	0.25%	2.60%	0.79%	0.64%
VIP - Growth
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
2014	421	$105.99	$102.71	$44,567	0.80%	1.00%	0.18%	10.41%	10.18%
2013	472	$96.00	$93.21	$45,247	0.80%	1.00%	0.29%	35.25%	34.97%
2012	524	$70.98	$69.06	$37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
VIP - Growth Investor Class
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%
2014	909	$21.17	$30.65	$18,762	0.10%	0.25%	0.14%	11.09%	10.93%
2013	724	$19.06	$27.63	$13,480	0.10%	0.25%	0.24%	36.08%	35.88%
2012	683	$14.00	$20.34	$9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
2014	162	$43.46	$42.12	$7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
2013	186	$47.66	$46.28	$8,830	0.80%	1.00%	1.38%	29.39%	29.13%
2012	202	$36.84	$35.84	$7,417	0.80%	1.00%	1.96%	19.77%	19.53%
2011	222	$30.76	$29.98	$6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
VIP - Overseas, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	184	$16.33	$15.98	$2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)
2013	201	$17.91	$17.57	$3,603	0.80%	1.00%	1.33%	29.41%	29.15%
2012	219	$13.84	$13.60	$3,029	0.80%	1.00%	1.85%	19.74%	19.50%
2011	281	$11.56	$11.38	$3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
VIP - Overseas, Investor Class (b)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
2014	941	$14.10	$19.54	$13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
2013	1,023	$15.37	$21.33	$16,304	0.10%	0.25%	1.55%	30.27%	30.07%
2012	794	$11.80	$16.40	$9,729	0.10%	0.25%	1.99%	20.51%	20.33%
2011	850	$9.79	$13.63	$8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
VIP - Investment Grade Bond
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
2014	603	$40.88	$39.62	$24,540	0.80%	1.00%	2.12%	4.98%	4.77%
2013	657	$38.94	$37.81	$25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
2012	866	$39.97	$38.88	$34,472	0.80%	1.00%	2.27%	5.05%	4.83%
2011	969	$38.05	$37.09	$36,717	0.80%	1.00%	3.29%	6.48%	6.26%
VIP - Investment Grade Bond Investor Class
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
2014	2,975	$11.72	$15.07	$41,581	0.10%	0.25%	2.42%	5.72%	5.57%
2013	2,773	$11.09	$14.28	$36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
2012	4,066	$11.30	$14.57	$55,114	0.10%	0.25%	2.48%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$46,042	0.10%	0.25%	3.68%	7.14%	6.98%
VIP - Asset Manager
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
2014	619	$52.66	$51.03	$32,548	0.80%	1.00%	1.44%	4.99%	4.77%
2013	707	$50.16	$48.70	$35,403	0.80%	1.00%	1.57%	14.78%	14.55%
2012	769	$43.70	$42.52	$33,575	0.80%	1.00%	1.50%	11.58%	11.35%
2011	858	$39.17	$38.18	$33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
VIP - Asset Manager Investor Class
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
2014	1,286	$14.78	$20.90	$21,456	0.10%	0.25%	1.56%	5.63%	5.47%
2013	1,114	$13.99	$19.82	$18,012	0.10%	0.25%	1.70%	15.51%	15.33%
2012	857	$12.11	$17.18	$12,523	0.10%	0.25%	1.44%	12.33%	12.16%
2011	958	$10.78	$15.32	$12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
VIP - Index 500
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
2014	5,122	$20.50	$59.56	$141,224	0.10%	1.00%	1.80%	13.46%	12.43%
2013	4,258	$18.07	$52.97	$111,019	0.10%	1.00%	2.09%	32.11%	30.92%
2012	3,305	$13.68	$40.46	$72,693	0.10%	1.00%	2.22%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$60,667	0.10%	1.00%	1.94%	1.94%	1.02%
VIP - Asset Manager: Growth
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
2014	248	$34.99	$33.91	$8,681	0.80%	1.00%	1.01%	5.03%	4.82%
2013	283	$33.32	$32.35	$9,407	0.80%	1.00%	1.09%	21.43%	21.19%
2012	284	$27.44	$26.69	$7,776	0.80%	1.00%	1.41%	14.52%	14.29%
2011	312	$23.96	$23.35	$7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth Investor Class
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
2014	316	$16.04	$23.40	$5,618	0.10%	0.25%	1.12%	5.68%	5.53%
2013	268	$15.17	$22.17	$4,515	0.10%	0.25%	1.00%	22.18%	22.00%
2012	267	$12.42	$18.17	$3,673	0.10%	0.25%	1.31%	15.31%	15.13%
2011	325	$10.77	$15.79	$3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
VIP - Contrafund
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
2014	1,565	$74.46	$72.16	$116,160	0.80%	1.00%	0.95%	11.05%	10.82%
2013	1,694	$67.06	$65.11	$113,340	0.80%	1.00%	1.07%	30.24%	29.97%
2012	1,844	$51.49	$50.09	$94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
VIP - Contrafund Investor Class
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
2014	5,165	$19.55	$29.87	$108,381	0.10%	0.25%	0.95%	11.74%	11.57%
2013	4,801	$17.49	$26.77	$91,008	0.10%	0.25%	1.06%	31.02%	30.83%
2012	4,370	$13.35	$20.46	$63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
VIP - Balanced
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
2014	511	$27.96	$27.09	$14,226	0.80%	1.00%	1.57%	9.38%	9.16%
2013	520	$25.56	$24.82	$13,242	0.80%	1.00%	1.51%	18.70%	18.46%
2012	577	$21.54	$20.95	$12,368	0.80%	1.00%	1.70%	14.14%	13.91%
2011	638	$18.87	$18.39	$11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
VIP - Balanced Investor Class
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
2014	8,409	$16.80	$25.04	$144,595	0.10%	1.40%	1.54%	10.07%	8.64%
2013	7,746	$15.26	$23.05	$119,875	0.10%	1.40%	1.60%	19.42%	17.87%
2012	7,230	$12.78	$19.56	$92,718	0.10%	1.40%	1.65%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
VIP - Dynamic Capital Appreciation
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
2014	112	$26.34	$25.75	$2,924	0.80%	1.00%	0.45%	10.04%	9.82%
2013	108	$23.94	$23.44	$2,580	0.80%	1.00%	0.40%	37.43%	37.15%
2012	76	$17.42	$17.09	$1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
VIP - Dynamic Capital Appreciation Investor Class
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
2014	594	$21.36	$33.96	$13,254	0.10%	0.25%	0.47%	10.68%	10.51%
2013	395	$19.29	$30.73	$8,103	0.10%	0.25%	0.39%	38.38%	38.17%
2012	184	$13.94	$22.24	$2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
VIP - Growth & Income
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
2014	598	$31.07	$30.11	$18,492	0.80%	1.00%	1.76%	9.59%	9.37%
2013	624	$28.35	$27.53	$17,623	0.80%	1.00%	1.90%	32.50%	32.23%
2012	648	$21.40	$20.82	$13,809	0.80%	1.00%	2.28%	17.61%	17.37%
2011	686	$18.19	$17.74	$12,443	0.80%	1.00%	1.74%	0.80%	0.59%
VIP - Growth & Income Investor Class
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
2014	946	$20.91	$28.72	$19,283	0.10%	0.25%	2.10%	10.22%	10.06%
2013	690	$18.97	$26.10	$12,806	0.10%	0.25%	2.27%	33.38%	33.18%
2012	414	$14.22	$19.60	$5,725	0.10%	0.25%	2.39%	18.34%	18.16%
2011	377	$12.02	$16.58	$4,410	0.10%	0.25%	2.09%	1.43%	1.28%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%
2014	393	$24.04	$23.29	$9,406	0.80%	1.00%	0.22%	11.30%	11.08%
2013	442	$21.60	$20.97	$9,517	0.80%	1.00%	0.32%	36.80%	36.52%
2012	468	$15.79	$15.36	$7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$6,084	0.80%	1.00%	0.16%	1.48%	1.28%
VIP - Growth Opportunities Investor Class
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
2014	415	$22.92	$38.05	$9,184	0.10%	0.25%	0.14%	11.98%	11.81%
2013	430	$20.46	$34.03	$8,341	0.10%	0.25%	0.28%	37.63%	37.43%
2012	438	$14.87	$24.76	$6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$3,863	0.10%	0.25%	0.13%	2.08%	1.93%
VIP - Mid Cap
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
2014	953	$37.91	$36.81	$35,963	0.80%	1.00%	0.24%	5.44%	5.22%
2013	1,148	$35.96	$34.98	$41,172	0.80%	1.00%	0.51%	35.14%	34.87%
2012	1,149	$26.61	$25.94	$30,497	0.80%	1.00%	0.60%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
VIP - Mid Cap Investor Class
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
2014	2,124	$17.13	$30.58	$43,398	0.10%	0.25%	0.19%	6.10%	5.94%
2013	2,046	$16.15	$28.86	$40,271	0.10%	0.25%	0.47%	35.94%	35.74%
2012	1,781	$11.88	$21.26	$26,493	0.10%	0.25%	0.55%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
VIP - Value Strategies
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
2014	210	$23.67	$23.14	$4,958	0.80%	1.00%	0.99%	5.94%	5.73%
2013	245	$22.34	$21.89	$5,469	0.80%	1.00%	0.89%	29.45%	29.19%
2012	261	$17.26	$16.94	$4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
VIP - Value Strategies Investor Class
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
2014	406	$19.47	$40.36	$8,265	0.10%	0.25%	0.94%	6.56%	6.40%
2013	482	$18.28	$37.93	$9,291	0.10%	0.25%	0.94%	30.32%	30.12%
2012	407	$14.02	$29.15	$5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
VIP - Utilities
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
2014	136	$22.24	$21.65	$2,993	0.80%	1.00%	1.77%	20.80%	20.56%
2013	120	$18.41	$17.96	$2,199	0.80%	1.00%	2.25%	20.05%	19.81%
2012	152	$15.34	$14.99	$2,339	0.80%	1.00%	2.58%	6.54%	6.32%
2011	148	$14.39	$14.09	$2,119	0.80%	1.00%	1.97%	12.30%	12.07%
VIP - Utilities Investor Class
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	400	$18.66	$23.30	$8,449	0.10%	0.25%	1.93%	21.52%	21.34%
2013	251	$15.36	$19.20	$4,438	0.10%	0.25%	2.47%	20.80%	20.62%
2012	236	$12.71	$15.92	$3,450	0.10%	0.25%	2.60%	7.25%	7.09%
2011	298	$11.85	$14.86	$4,136	0.10%	0.25%	3.06%	13.00%	12.83%
VIP - Technology
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
2014	394	$21.94	$21.35	$8,604	0.80%	1.00%	0.11%	11.01%	10.79%
2013	318	$19.76	$19.27	$6,278	0.80%	1.00%	0.15%	26.79%	26.53%
2012	422	$15.59	$15.23	$6,565	0.80%	1.00%	—	16.57%	16.34%
2011	430	$13.37	$13.09	$5,742	0.80%	1.00%	—	(10.50%)	(10.68%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%
2014	730	$18.73	$43.53	$16,246	0.10%	0.25%	0.05%	11.75%	11.58%
2013	476	$16.76	$39.01	$9,919	0.10%	0.25%	0.11%	27.60%	27.41%
2012	441	$13.14	$30.62	$7,234	0.10%	0.25%	—	17.40%	17.22%
2011	471	$11.19	$26.12	$6,777	0.10%	0.25%	—	(10.01%)	(10.15%)
VIP - Energy
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
2014	196	$26.47	$25.77	$5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)
2013	260	$30.53	$29.78	$7,937	0.80%	1.00%	0.92%	23.49%	23.24%
2012	309	$24.73	$24.16	$7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
VIP - Energy Investor Class
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
2014	581	$14.16	$21.09	$8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
2013	481	$16.22	$24.21	$8,463	0.10%	0.25%	0.86%	24.26%	24.07%
2012	492	$13.06	$19.51	$7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
VIP - Health Care
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
2014	656	$37.74	$36.73	$24,728	0.80%	1.00%	—	31.77%	31.50%
2013	619	$28.64	$27.93	$17,733	0.80%	1.00%	—	54.88%	54.57%
2012	471	$18.49	$18.07	$8,700	0.80%	1.00%	0.52%	19.84%	19.59%
2011	352	$15.43	$15.11	$5,426	0.80%	1.00%	—	7.44%	7.23%
VIP - Health Care Investor Class
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
2014	1,737	$32.24	$47.29	$59,142	0.10%	0.25%	—	32.59%	32.39%
2013	1,392	$24.31	$35.72	$35,827	0.10%	0.25%	—	55.85%	55.62%
2012	588	$15.60	$22.95	$9,783	0.10%	0.25%	0.38%	20.55%	20.37%
2011	491	$12.94	$19.07	$6,786	0.10%	0.25%	—	8.15%	7.99%
VIP - Financial Services
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
2014	149	$12.73	$12.39	$1,886	0.80%	1.00%	0.97%	9.99%	9.77%
2013	230	$11.57	$11.28	$2,659	0.80%	1.00%	1.22%	32.79%	32.52%
2012	169	$8.71	$8.52	$1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
VIP - Financial Services Investor Class
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
2014	579	$17.27	$27.12	$7,834	0.10%	0.25%	1.23%	10.64%	10.48%
2013	511	$15.61	$24.55	$6,233	0.10%	0.25%	1.33%	33.60%	33.40%
2012	345	$11.68	$18.40	$2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
VIP - Industrials
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
2014	103	$36.41	$35.43	$3,736	0.80%	1.00%	0.79%	5.36%	5.14%
2013	126	$34.56	$33.70	$4,360	0.80%	1.00%	0.90%	38.68%	38.40%
2012	124	$24.92	$24.35	$3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
VIP - Industrials Investor Class
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
2014	752	$20.55	$36.20	$16,984	0.10%	0.25%	0.78%	6.05%	5.89%
2013	812	$19.37	$34.19	$17,353	0.10%	0.25%	1.03%	39.58%	39.37%
2012	420	$13.88	$24.53	$6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%
2014	87	$23.77	$23.14	$2,065	0.80%	1.00%	0.42%	8.76%	8.54%
2013	135	$21.86	$21.32	$2,937	0.80%	1.00%	0.17%	39.97%	39.69%
2012	58	$15.62	$15.26	$899	0.80%	1.00%	0.37%	20.69%	20.44%
2011	42	$12.94	$12.67	$547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
VIP - Consumer Discretionary Investor Class
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
2014	338	$22.23	$40.45	$7,746	0.10%	0.25%	0.38%	9.47%	9.31%
2013	516	$20.30	$37.01	$10,728	0.10%	0.25%	0.11%	40.91%	40.70%
2012	178	$14.41	$26.30	$2,605	0.10%	0.25%	0.35%	21.33%	21.14%
2011	101	$11.88	$21.71	$1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
VIP - Real Estate
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
2014	161	$32.07	$31.35	$5,144	0.80%	1.00%	1.88%	29.14%	28.88%
2013	166	$24.84	$24.33	$4,119	0.80%	1.00%	1.54%	1.01%	0.81%
2012	206	$24.59	$24.13	$5,057	0.80%	1.00%	1.15%	17.62%	17.38%
2011	183	$20.91	$20.56	$3,829	0.80%	1.00%	1.13%	7.22%	7.01%
VIP - Real Estate Investor Class
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
2014	986	$18.31	$44.58	$19,888	0.10%	0.25%	2.04%	29.89%	29.70%
2013	755	$14.10	$34.37	$11,765	0.10%	0.25%	1.61%	1.71%	1.55%
2012	620	$13.86	$33.85	$9,847	0.10%	0.25%	1.62%	18.31%	18.13%
2011	465	$11.72	$28.65	$6,308	0.10%	0.25%	1.12%	7.93%	7.76%
VIP - Strategic Income
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
2014	430	$18.15	$17.76	$7,744	0.80%	1.00%	2.87%	2.77%	2.57%
2013	490	$17.66	$17.32	$8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
2012	761	$17.75	$17.44	$13,454	0.80%	1.00%	3.62%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$17,037	0.80%	1.00%	5.34%	3.83%	3.62%
VIP - Strategic Income Investor Class
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
2014	4,628	$12.25	$17.82	$69,448	0.10%	0.25%	3.06%	3.48%	3.33%
2013	4,502	$11.84	$17.25	$66,295	0.10%	0.25%	3.63%	0.16%	0.01%
2012	5,667	$11.82	$17.24	$83,125	0.10%	0.25%	3.85%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$62,633	0.10%	0.25%	4.48%	4.45%	4.29%
VIP - Growth Strategies (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	32	$18.28	$17.93	$594	0.80%	1.00%	0.09%	12.67%	12.44%
2013	41	$16.22	$15.95	$655	0.80%	1.00%	0.02%	36.16%	35.88%
2012	31	$11.92	$11.74	$366	0.80%	1.00%	—	10.81%	10.58%
2011	31	$10.75	$10.61	$333	0.80%	1.00%	—	(9.72%)	(9.90%)
VIP - Growth Strategies Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	98	$19.11	$31.82	$1,802	0.10%	0.25%	0.08%	13.48%	13.31%
2013	77	$16.84	$28.08	$1,271	0.10%	0.25%	0.01%	36.86%	36.65%
2012	48	$12.31	$20.55	$579	0.10%	0.25%	—	11.56%	11.39%
2011	61	$11.03	$18.45	$680	0.10%	0.25%	—	(9.14%)	(9.28%)
VIP - International Capital Appreciation (a)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	111	$15.66	$15.36	$1,734	0.80%	1.00%	0.37%	2.20%	1.99%
2013	85	$15.32	$15.06	$1,292	0.80%	1.00%	0.72%	20.68%	20.43%
2012	57	$12.70	$12.51	$722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
VIP - International Capital Appreciation, Investor Class (b)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
2014	619	$16.26	$31.09	$10,270	0.10%	0.25%	0.43%	2.80%	2.65%
2013	383	$15.82	$30.29	$6,283	0.10%	0.25%	0.71%	21.38%	21.20%
2012	243	$13.03	$24.99	$3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
VIP - Value Leaders (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	34	$15.16	$14.87	$515	0.80%	1.00%	1.21%	12.15%	11.93%
2013	45	$13.52	$13.29	$603	0.80%	1.00%	0.45%	34.09%	33.82%
2012	59	$10.08	$9.93	$596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
VIP - Value Leaders Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	144	$18.15	$26.23	$2,470	0.10%	0.25%	1.18%	12.83%	12.66%
2013	156	$16.09	$23.28	$2,382	0.10%	0.25%	0.59%	34.95%	34.75%
2012	96	$11.92	$17.28	$1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
VIP - Value
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
2014	150	$18.16	$17.81	$2,710	0.80%	1.00%	1.51%	10.52%	10.30%
2013	110	$16.43	$16.15	$1,803	0.80%	1.00%	1.16%	31.40%	31.13%
2012	103	$12.50	$12.32	$1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
VIP - Value Investor Class
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)
2014	478	$20.16	$35.33	$9,478	0.10%	0.25%	1.46%	11.17%	11.00%
2013	369	$18.14	$31.83	$6,606	0.10%	0.25%	1.16%	32.28%	32.09%
2012	297	$13.71	$24.10	$4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
VIP - Growth Stock (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	146	$21.29	$20.88	$3,111	0.80%	1.00%	0.95%	11.69%	11.46%
2013	66	$19.06	$18.74	$1,263	0.80%	1.00%	0.62%	33.80%	33.53%
2012	58	$14.25	$14.03	$832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$434	0.80%	1.00%	—	0.01%	(0.19%)
VIP - Growth Stock Investor Class (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	392	$21.55	$35.00	$8,755	0.10%	0.25%	0.86%	12.41%	12.24%
2013	294	$19.17	$31.18	$5,893	0.10%	0.25%	0.66%	34.60%	34.40%
2012	187	$14.24	$23.20	$2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$1,494	0.10%	0.25%	—	0.57%	0.42%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
2014	245	$14.18	$14.18	$3,473	0.80%	0.80%	1.48%	2.95%	2.95%
2013	262	$13.78	$13.78	$3,608	0.80%	0.80%	1.69%	4.70%	4.70%
2012	101	$13.16	$13.16	$1,329	0.80%	0.80%	1.85%	5.67%	5.67%
2011	62	$12.45	$12.45	$776	0.80%	0.80%	1.51%	0.82%	0.82%
VIP - Freedom Income Investor Class
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
2014	277	$12.24	$15.07	$4,063	0.10%	0.25%	1.46%	3.70%	3.54%
2013	296	$11.80	$14.56	$4,188	0.10%	0.25%	1.60%	5.32%	5.16%
2012	258	$11.20	$13.84	$3,496	0.10%	0.25%	1.73%	6.44%	6.27%
2011	175	$13.03	$12.70	$2,237	0.10%	0.25%	1.71%	1.44%	1.29%
VIP - Freedom 2005
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
2014	43	$15.22	$15.22	$657	0.80%	0.80%	1.82%	3.46%	3.46%
2013	33	$14.71	$14.71	$490	0.80%	0.80%	2.39%	8.86%	8.86%
2012	17	$13.51	$13.51	$233	0.80%	0.80%	1.39%	8.68%	8.68%
2011	22	$12.43	$12.43	$278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
VIP - Freedom 2005 Investor Class
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
2014	175	$13.48	$18.42	$2,595	0.10%	0.25%	1.42%	4.14%	3.99%
2013	187	$12.94	$17.71	$2,715	0.10%	0.25%	1.82%	9.62%	9.46%
2012	135	$11.81	$16.18	$1,761	0.10%	0.25%	1.83%	9.50%	9.33%
2011	92	$10.78	$14.80	$1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
VIP - Freedom 2010
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
2014	81	$16.25	$16.25	$1,317	0.80%	0.80%	1.30%	3.70%	3.70%
2013	118	$15.67	$15.67	$1,846	0.80%	0.80%	1.90%	12.58%	12.58%
2012	99	$13.92	$13.92	$1,380	0.80%	0.80%	1.86%	10.88%	10.88%
2011	111	$12.55	$12.55	$1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
VIP - Freedom 2010 Investor Class
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	384	$14.36	$20.00	$6,373	0.10%	0.25%	1.54%	4.46%	4.30%
2013	419	$13.75	$19.17	$6,673	0.10%	0.25%	1.79%	13.29%	13.12%
2012	391	$12.14	$16.95	$5,620	0.10%	0.25%	1.89%	11.70%	11.54%
2011	384	$10.87	$15.19	$4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
VIP - Freedom 2015
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
2014	205	$16.64	$16.64	$3,407	0.80%	0.80%	1.59%	3.86%	3.86%
2013	233	$16.02	$16.02	$3,732	0.80%	0.80%	1.82%	13.50%	13.50%
2012	226	$14.11	$14.11	$3,195	0.80%	0.80%	1.88%	11.33%	11.33%
2011	274	$12.68	$12.68	$3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
VIP - Freedom 2015 Investor Class
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
2014	503	$14.57	$20.54	$8,580	0.10%	0.25%	1.68%	4.54%	4.38%
2013	507	$13.94	$19.67	$8,315	0.10%	0.25%	1.90%	14.24%	14.07%
2012	515	$12.20	$17.25	$7,378	0.10%	0.25%	1.99%	11.98%	11.82%
2011	474	$10.90	$15.42	$6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
VIP - Freedom 2020
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
2014	168	$16.74	$16.74	$2,806	0.80%	0.80%	1.55%	3.99%	3.99%
2013	182	$16.09	$16.09	$2,926	0.80%	0.80%	1.86%	15.09%	15.09%
2012	159	$13.98	$13.98	$2,224	0.80%	0.80%	2.00%	12.47%	12.47%
2011	164	$12.43	$12.43	$2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Investor Class
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
2014	1,191	$15.10	$16.88	$20,070	0.10%	0.25%	1.74%	4.65%	4.49%
2013	1,138	$14.43	$21.17	$18,472	0.10%	0.25%	1.99%	15.85%	15.67%
2012	897	$12.46	$18.30	$12,614	0.10%	0.25%	2.09%	13.19%	13.01%
2011	815	$11.01	$16.19	$10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
VIP - Freedom 2025
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
2014	73	$17.58	$17.58	$1,280	0.80%	0.80%	1.69%	4.22%	4.22%
2013	70	$16.87	$16.87	$1,177	0.80%	0.80%	2.71%	18.99%	18.99%
2012	40	$14.18	$14.18	$569	0.80%	0.80%	1.89%	14.18%	14.18%
2011	39	$12.42	$12.42	$490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
VIP - Freedom 2025 Investor Class
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
2014	561	$15.95	$23.65	$10,257	0.10%	0.25%	1.82%	4.94%	4.78%
2013	433	$15.20	$22.57	$7,627	0.10%	0.25%	2.04%	19.83%	19.65%
2012	352	$12.68	$18.86	$5,216	0.10%	0.25%	2.31%	14.94%	14.77%
2011	289	$11.03	$16.44	$3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
VIP - Freedom 2030
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
2014	65	$17.38	$17.38	$1,135	0.80%	0.80%	1.37%	4.12%	4.12%
2013	85	$16.69	$16.69	$1,423	0.80%	0.80%	1.45%	20.69%	20.69%
2012	108	$13.83	$13.83	$1,490	0.80%	0.80%	2.09%	14.65%	14.65%
2011	113	$12.06	$12.06	$1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
VIP - Freedom 2030 Investor Class
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
2014	555	$16.28	$24.56	$9,900	0.10%	0.25%	1.63%	4.72%	4.57%
2013	485	$15.55	$23.49	$8,266	0.10%	0.25%	1.87%	21.60%	21.41%
2012	369	$12.78	$19.35	$5,204	0.10%	0.25%	2.26%	15.38%	15.21%
2011	315	$11.08	$16.79	$3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
VIP - Freedom Lifetime Income I
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
2014	143	$15.54	$15.54	$2,221	0.60%	0.60%	1.73%	4.05%	4.05%
2013	152	$14.93	$14.93	$2,271	0.60%	0.60%	1.81%	9.31%	9.31%
2012	161	$13.66	$13.66	$2,206	0.60%	0.60%	1.88%	9.76%	9.76%
2011	171	$12.45	$12.45	$2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
VIP - Freedom Lifetime Income II
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
2014	48	$16.20	$16.20	$780	0.60%	0.60%	2.19%	4.43%	4.43%
2013	37	$15.51	$15.51	$569	0.60%	0.60%	1.76%	12.08%	12.08%
2012	40	$13.84	$13.84	$560	0.60%	0.60%	1.94%	10.93%	10.93%
2011	43	$12.48	$12.48	$542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
VIP - Freedom Lifetime Income III
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
2014	96	$17.23	$17.23	$1,662	0.60%	0.60%	2.33%	4.67%	4.67%
2013	67	$16.46	$16.46	$1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)
2014	94	$16.09	$15.81	$1,502	0.80%	1.00%	0.26%	4.44%	4.23%
2013	199	$15.41	$15.17	$3,054	0.80%	1.00%	0.62%	37.25%	36.97%
2012	103	$11.23	$11.08	$1,148	0.80%	1.00%	1.57%	18.05%	17.81%
2011	146	$9.51	$9.40	$1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
2014	750	$21.03	$16.75	$14,331	0.10%	0.25%	0.33%	5.05%	4.89%
2013	836	$20.02	$29.63	$15,210	0.10%	0.25%	0.52%	38.04%	37.84%
2012	463	$14.51	$21.50	$6,043	0.10%	0.25%	1.98%	18.84%	18.66%
2011	455	$12.21	$18.12	$5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
VIP - FundsManager 20%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
2014	5,225	$12.27	$13.15	$70,950	0.10%	1.00%	1.27%	4.02%	3.08%
2013	5,195	$11.80	$12.76	$67,944	0.10%	1.00%	1.18%	5.52%	4.57%
2012	5,465	$11.18	$12.20	$67,733	0.10%	1.00%	1.46%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$60,651	0.10%	1.00%	1.78%	2.20%	1.29%
VIP - FundsManager 50%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
2014	7,136	$14.38	$14.21	$109,141	0.10%	1.00%	1.18%	4.99%	4.05%
2013	6,860	$13.69	$13.65	$100,102	0.10%	1.00%	1.04%	14.78%	13.75%
2012	6,362	$11.93	$12.00	$81,236	0.10%	1.00%	1.30%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
VIP - FundsManager 60%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
2014	10,975	$15.12	$19.34	$162,728	0.10%	1.40%	1.26%	5.30%	3.93%
2013	11,234	$14.36	$18.61	$160,786	0.10%	1.40%	1.20%	18.50%	16.96%
2012	10,966	$12.12	$15.91	$133,258	0.10%	1.40%	1.44%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
VIP - FundsManager 70%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
2014	4,965	$15.82	$14.38	$78,430	0.10%	1.00%	1.13%	5.05%	4.10%
2013	5,145	$15.05	$13.82	$77,464	0.10%	1.00%	1.14%	21.63%	20.54%
2012	5,006	$12.38	$11.46	$61,953	0.10%	1.00%	1.56%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
VIP - FundsManager 85%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
2014	1,935	$16.70	$14.32	$31,583	0.10%	1.00%	1.02%	5.19%	4.24%
2013	1,736	$15.88	$13.73	$26,863	0.10%	1.00%	0.96%	27.60%	26.45%
2012	1,651	$12.44	$10.86	$20,169	0.10%	1.00%	1.22%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
VIP - Consumer Staples
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
2014	85	$20.17	$19.86	$1,694	0.80%	1.00%	1.41%	14.74%	14.51%
2013	113	$17.58	$17.34	$1,981	0.80%	1.00%	1.55%	20.83%	20.58%
2012	144	$14.55	$14.38	$2,093	0.80%	1.00%	1.72%	14.47%	14.24%
2011	107	$12.71	$12.59	$1,352	0.80%	1.00%	1.92%	7.32%	7.10%
VIP - Consumer Staples Investor Class
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
2014	754	$19.55	$26.16	$15,414	0.10%	0.25%	1.49%	15.40%	15.23%
2013	757	$16.94	$22.71	$13,390	0.10%	0.25%	2.02%	21.67%	21.48%
2012	550	$13.93	$18.69	$8,104	0.10%	0.25%	2.06%	15.19%	15.01%
2011	346	$12.09	$16.25	$4,469	0.10%	0.25%	1.62%	7.97%	7.80%
VIP - Materials
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)
2014	71	$17.66	$17.39	$1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
2013	81	$17.74	$17.50	$1,434	0.80%	1.00%	0.89%	21.18%	20.93%
2012	145	$14.64	$14.47	$2,125	0.80%	1.00%	0.65%	19.18%	18.94%
2011	170	$12.28	$12.17	$2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
2014	356	$16.99	$37.13	$6,538	0.10%	0.25%	0.97%	0.21%	0.06%
2013	299	$16.96	$37.11	$5,595	0.10%	0.25%	1.04%	21.95%	21.77%
2012	289	$13.90	$30.47	$4,561	0.10%	0.25%	0.88%	19.95%	19.77%
2011	301	$11.59	$25.44	$4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
VIP - Telecommunications
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
2014	45	$12.65	$12.45	$575	0.80%	1.00%	3.58%	2.67%	2.46%
2013	30	$12.32	$12.15	$374	0.80%	1.00%	1.04%	20.31%	20.07%
2012	241	$10.24	$10.12	$2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
VIP - Telecommunications Investor Class
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
2014	128	$16.80	$31.81	$1,993	0.10%	0.25%	3.58%	3.37%	3.22%
2013	126	$16.25	$30.82	$1,860	0.10%	0.25%	2.20%	21.15%	20.97%
2012	60	$13.41	$25.48	$761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
VIP - Emerging Markets (a)
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (c)
2015	—	$—	$—	$—	—	—	—	—	—
2014	52	$8.33	$8.22	$429	0.80%	1.00%	0.27%	0.54%	0.34%
2013	61	$8.28	$8.19	$504	0.80%	1.00%	0.53%	3.12%	2.91%
2012	113	$8.03	$7.96	$911	0.80%	1.00%	1.04%	13.45%	13.22%
2011	123	$7.08	$7.03	$871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
VIP - Emerging Markets Investor Class (b)
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
2014	263	$10.99	$22.92	$2,725	0.10%	0.25%	0.28%	1.20%	1.05%
2013	237	$10.86	$22.68	$2,448	0.10%	0.25%	0.69%	3.79%	3.64%
2012	236	$10.46	$21.89	$2,335	0.10%	0.25%	0.87%	14.03%	13.86%
2011	352	$9.18	$19.22	$3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
VIP - Floating Rate High Income (a)
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
2014	9	$9.90	$9.88	$90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
2014	2,087	$9.94	$9.93	$20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
2014	492	$10.54	$25.22	$7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
2013	575	$11.05	$26.68	$9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	654	$11.18	$27.22	$11,718	0.10%	1.00%	—	19.83%	18.75%
2011	790	$9.35	$22.93	$12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
UIF - Emerging Markets Debt
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
2014	959	$11.68	$29.53	$14,915	0.10%	1.00%	5.44%	2.82%	1.90%
2013	1,207	$11.36	$28.98	$18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
2012	1,758	$12.46	$32.08	$28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$15,451	0.10%	1.00%	3.45%	6.93%	5.97%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Strategist (b)
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
2014	479	$14.60	$16.03	$6,972	0.10%	1.00%	0.85%	2.05%	1.13%
2013	319	$14.31	$15.85	$4,586	0.10%	1.00%	0.11%	15.83%	14.79%
2012	288	$12.35	$13.81	$3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
Invesco - Van Kampen Global Core Equity
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
2014	235	$14.08	$17.01	$3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
2013	265	$13.99	$17.06	$3,637	0.10%	1.00%	2.00%	22.38%	21.28%
2012	265	$11.44	$14.07	$3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
WFAF - Advantage VT Discovery
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	105	$35.70	$34.59	$3,738	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	117	$35.86	$34.82	$4,162	0.80%	1.00%	0.01%	42.65%	42.36%
2012	127	$25.14	$24.46	$3,175	0.80%	1.00%	—	16.79%	16.55%
2011	139	$21.52	$20.98	$2,981	0.80%	1.00%	—	(0.38%)	(0.58%)
WFAF - Advantage VT Opportunity
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
2014	45	$36.73	$35.59	$1,672	0.80%	1.00%	0.06%	9.54%	9.32%
2013	52	$33.53	$32.56	$1,723	0.80%	1.00%	0.20%	29.63%	29.37%
2012	66	$25.87	$25.17	$1,698	0.80%	1.00%	0.09%	14.59%	14.36%
2011	82	$22.57	$22.01	$1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
Lazard - Retirement Emerging Markets
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)
2014	1,010	$10.85	$13.89	$13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
2013	1,070	$11.36	$14.67	$14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
2012	1,136	$11.49	$14.97	$16,730	0.10%	1.00%	1.84%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
PVIT - Commodity Real Return
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
2014	256	$7.09	$6.92	$1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
2013	238	$8.71	$8.57	$2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
2012	174	$10.22	$10.15	$1,776	0.10%	1.00%	2.08%	2.06%	1.37	% (d)
PVIT - Low Duration
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
2014	4,587	$10.82	$10.94	$51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
2013	5,451	$10.74	$10.96	$60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	5,192	$10.77	$11.08	$57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$52,559	0.10%	1.00%	1.67%	1.01%	0.10%
PVIT - Real Return
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
2014	2,087	$11.33	$12.00	$25,019	0.10%	1.00%	1.42%	2.99%	2.06%
2013	2,603	$11.00	$11.76	$30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
2012	4,554	$12.13	$13.09	$58,975	0.10%	1.00%	1.05%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$43,532	0.10%	1.00%	2.00%	11.55%	10.55%
PVIT - Total Return
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
2014	4,299	$11.55	$12.07	$52,349	0.10%	1.00%	2.16%	4.17%	3.24%
2013	5,296	$11.08	$11.69	$62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
2012	7,451	$11.32	$12.04	$89,156	0.10%	1.00%	2.56%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$59,236	0.10%	1.00%	2.64%	3.50%	2.57%

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
2014	3,196	$11.87	$11.58	$37,821	0.10%	1.00%	2.06%	1.86%	0.95%
2013	2,911	$11.65	$11.47	$33,846	0.10%	1.00%	1.59%	14.44%	13.41%
2012	834	$10.18	$10.11	$8,487	0.10%	1.00%	2.86%	2.86%	2.26	% (d)
FTVIP - Templeton Global Bond (b)
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
2014	1,804	$11.15	$10.88	$20,057	0.10%	1.00%	4.97%	1.73%	1.02%
2013	1,535	$10.96	$10.79	$16,796	0.10%	1.00%	5.30%	1.53%	0.61%
2012	767	$10.80	$10.74	$8,276	0.10%	0.80%	2.23%	7.96%	7.39	% (d)
FTVIP - Franklin U.S. Gov't Securities (b)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)
2014	400	$10.25	$10.05	$4,093	0.10%	0.80%	2.48%	3.28%	2.56%
2013	323	$9.92	$9.80	$3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)
2012	578	$10.16	$10.10	$5,870	0.10%	0.80%	0.62%	1.08%	0.54	% (d)

(a)  New Fund. See Note 1.

(b)  Fund Name Change. See Note 1.

(c)  Fund Closed. See Note 1.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2015 the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0216

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended DECEMBER 31, 2015, 2014 AND 2013

TABLE OF CONTENTS	PAGE(S)

Independent Auditor’s Report	1-2

Balance Sheets	3

Statements of Comprehensive Income	4

Statements of Stockholder’s Equity	5

Statements of Cash Flows	6

Notes to Financial Statements	7 - 25

Independent Auditor’s Report

To the Board of Directors of

Empire Fidelity Investments Life Insurance Company:

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2015 and 2014, the related statement of comprehensive income, the statement of stockholders equity, and the statement of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2016

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2015	2014
ASSETS

Investments:
Debt securities, available-for-sale, at fair value (Amortized cost of $136,480 in 2015 and $123,802 in 2014)	$135,997	$124,849
Policy loans	37	37

Total investments	136,034	124,886

Cash and cash equivalents	9,458	8,571
Accrued investment income	1	1
Deferred policy acquisition costs	52,016	49,786
Reinsurance deposit and receivables	81,922	86,825
Property and equipment, net
Other assets	2,541	2,329
Income taxes receivable	591	2,205
Separate account assets	2,289,935	2,304,097

Total assets	2,572,498	$2,578,700

LIABILITIES

Future contract and policy benefits	55,654	58,313
Contract holder deposit funds	98,570	93,994
Payable to parent and affiliates, net	535	857
Investment trades payable	—	257
Other liabilities and accrued expenses	3,049	3,186
Deferred tax liability	10,207	9,831
Separate account liabilities	2,289,935	2,304,097

Total liabilities	2,457,950	2,470,535

Commitments and contingencies (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	(210)	574
Retained earnings	99,258	92,091

Total stockholder’s equity	114,548	108,165

Total liabilities and stockholder’s equity	$2,572,498	$2,578,700

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Revenues:
Fees charged to contract holders	$10,151	$10,266	$9,643
Interest on reinsurance deposit	2,040	2,075	2,225
Net investment income	2,596	2,034	1,548
Fund administration fees (1)	6,329	5,947	5,274
Premiums, net	782	369	398
Net realized investment gains:
Net realized investment gains on sales	185	341	86

Total revenues	22,083	21,032	19,174

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	6,503	6,324	5,961
Contract and policy benefits and expenses	5,401	4,466	5,736

Total benefits and expenses	11,904	10,790	11,697

Income before income taxes	10,179	10,242	7,477

Income tax expense	3,012	3,063	1,837

Net income	7,167	7,179	5,640

Other comprehensive (loss) income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(1,021)	973	(1,505)
Reclassification adjustment for net realized gains included in net income	(185)	(341)	(86)
Benefit (provision) for income taxes related to items of other comprehensive income (loss)	422	(221)	574

Other comprehensive (loss) income, net of tax	(784)	411	(1,017)

Comprehensive income	$6,383	$7,590	$4,623

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2015, 2014 and 2013

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2012	$2,000	$13,500	$1,180	$79,272	$95,952

Comprehensive income:
Net income	—	—	—	5,640	5,640
Other comprehensive (loss) income	—	—	(1,017)	—	(1,017)

Balance at December 31, 2013	$2,000	$13,500	$163	$84,912	$100,575

Comprehensive income:
Net income	—	—	—	7,179	7,179
Other comprehensive income (loss)	—	—	411	—	411

Balance at December 31, 2014	$2,000	$13,500	$574	$92,091	$108,165

Comprehensive income:
Net income	—	—	—	7,167	7,167
Other comprehensive (loss) income	—	—	(784)	—	(784)

Balance at December 31, 2015	$2,000	$13,500	$(210)	$99,258	$114,548

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2015	2014	2013

Cash flows provided by (used for) operating activities:
Net income	$7,167	$7,179	$5,640
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	438	467	505
Net realized investment gains on sales	(185)	(341)	(86)
Provision for deferred taxes	798	804	1,565
Change in assets and liabilities:
Accrued investment income	—	1	—
Change in deferred policy acquisition costs, net of amortization	(1,906)	(2,503)	(4,946)
Future contract and policy benefits, net	6,624	7,412	8,249
Reinsurance deposit and receivables	4,903	6,249	5,607
Payable to parent and affiliates, net	(322)	(330)	640
Income taxes	1,614	158	(628)
Other assets and other liabilities, net	(349)	(833)	901

Net cash provided by operating activities	18,782	18,263	17,447

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(85,975)	(108,964)	(130,307)
Proceeds from sales of debt securities	70,605	89,686	106,394
Proceeds from maturities and calls of debt securities	2,439	2,445	2,394
Investment trades payable (receivable)	(257)	257	(2)
Change in policy loans	—	(1)	(1)

Net cash used for investing activities	(13,188)	(16,577)	(21,522)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	157,217	161,032	203,351
Net transfers from separate account	2,777	(18,258)	(39,171)
Withdrawals from variable annuity contracts	(158,251)	(141,127)	(156,474)
Withdrawals from fixed annuity contracts	(6,450)	(6,983)	(7,805)

Net cash used for financing activities	(4,707)	(5,336)	(99)

Net increase (decrease) in cash and cash equivalents	887	(3,650)	(4,174)

Cash and cash equivalents:
Beginning of year	8,571	12,221	16,395
End of year	$9,458	$8,571	$12,221

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC.  The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies.  Amounts invested in the fixed option of the contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company.  Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company.  The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  Separate account assets are reported at the net asset value of such portfolios.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income.   In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value.  The Company reclassifies cash overdrafts to other liabilities and accrued expenses.  Cash overdrafts were $885 and $572 at December 31, 2015 and 2014, respectively.  Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,918 and $8,291 at December 31, 2015 and 2014, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenue over the premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 9 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2015, 2014 or 2013.  During 2015 and 2014, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is “more likely than not” to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the financial statements.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements.  The Company adopted this guidance effective January 1, 2013.  The information required by this guidance was previously included in the statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the financial statements.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.  This guidance was effective for the Company beginning January 1, 2013 with retrospective application required.  The Company’s adoption of this guidance did not have an impact on the financial statements.

Future Adoption of Accounting Pronouncements

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract.  Revenue recognition for insurance contracts is explicitly scoped out of the guidance. In August 2015, the FASB issued an update to defer the original effective date of this guidance for annual periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014
Beginning Balance	$367	$524
Unlocking of benefit ratio	113	(212)
Interest on reserve	34	22
Claims paid	(428)	(177)
Accrual of benefit ratio	202	210
Ending Balance	$288	$367

The reinsurance recoverables associated with the GMDB were $285 and $359 at December 31, 2015 and 2014, respectively.   The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•            The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•            The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•            The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•            The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•            The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•            The base lapse rate assumption varies from 5.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•            The lapse rate for anticipated internal replacements is 3.2%.

•            The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2015 and 2014. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2015	2014

Net deposits paid
Account value	$485,790	$540,038
Net amount at risk	$10,185	$11,299
Average attained age of contract holders	67	66
Ratchet (highest historical account value at specified anniversary dates)
Account value	$28,390	$32,187
Net amount at risk	$3,555	$3,071
Average attained age of contract holders	71	70

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2015	2014

Beginning Balance	$255	$213
Unlocking of benefit ratio	(40)	(5)
Interest on reserve	11	11
Accrual of benefit ratio	29	36
Ending Balance	$255	$255

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with GMWB was $246 at December 31, 2015 and 2014, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 9 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2015 and 2014:

	Years Ended December 31,
	2015	2014

Account value	$153,307	$169,714
GMWB value	$165,328	$170,661
Average attained age of contracholders	74	73

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities	$3,215	$2,684	$2,040
Cash and cash equivalents	4	2	4
Other	2	2	11
Total investment income	3,221	2,688	2,055
Less: investment expenses	625	654	507
Net investment income	$2,596	$2,034	$1,548

Gross realized gains and losses from the sales of debt securities were as follows:

	Years Ended December 31,
	2015	2014	2013

Debt securities:
Gross realized gains	$410	$500	$704
Gross realized losses	(225)	(159)	(618)
	$185	$341	$86

There were no realized investment losses as a result of other than temporary impairments in 2015, 2014 or 2013.  There were no debt securities that were non-income producing for 2015, 2014 or 2013, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2015	2014

Debt securities	$(483)	$1,047
DAC	160	(161)
Deferred income tax benefit (expense)	113	(312)
	$(210)	$574

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Debt securities that were in a continuous unrealized loss position as of December 31, 2015 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(844)	$72,172	$234
Greater than 12 months	(406)	7,195	54
	$(1,250)	$79,367	$288
Below investment grade debt securities:
0-12 months	$(76)	$2,085	$9
Greater than 12 months	(53)	590	5
	$(129)	$2,675	$14

Total	$(1,379)	$82,042	$302

Debt securities that were in a continuous unrealized loss position as of December 31, 2014 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
Investment grade debt securities:
0-12 months	$(215)	$28,865	$110
Greater than 12 months	(211)	11,617	77
	$(426)	$40,482	$187
Below investment grade debt securities:
0-12 months	$—	$—	$—
Greater than 12 months	—	—	—
	$—	$—	$—

Total	$(426)	$40,482	$187

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2015 and 2014.  The securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2015.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$21,356	$4	$(105)	$—	$21,255
Corporate debt securities	108,792	892	(1,143)	—	108,541
Mortgage and asset backed securities	6,332	—	(131)	—	6,201

Total debt securities	$136,480	$896	$(1,379)	$—	$135,997

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$10,198	$33	$—	$—	$10,231
Corporate debt securities	106,412	1,438	(350)	—	107,500
Mortgage and asset backed securities	7,192	2	(76)	—	7,118

Total debt securities	$123,802	$1,473	$(426)	$—	$124,849

During 2015 and 2014, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$4,541	$4,526
Due after 1 year through 5 years	87,024	87,037
Due after 5 years through 10 years	36,489	36,109
Due after 10 years	2,094	2,124
Mortgage and asset backed securities	6,332	6,201
Total	$136,480	$135,997

At December 31, 2015 and 2014, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

At December 31, 2015, the amortized cost and fair value of a security on deposit with the State of New York was $392 and $396, respectively.  At December 31, 2014, the amortized cost and fair value of a security on deposit with the State of New York was $390 and $393, respectively.

5.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  fixed maturities, short-term investments such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.  The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2015:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2015
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$21,255	$—	$21,255
Corporate debt securities	—	108,541	—	108,541
Mortgage and asset backed securities	—	6,201	—	6,201
Total available-for-sale debt securities	—	135,997	—	135,997
Cash equivalents	8,918	—	—	8,918
Subtotal excluding separate account assets	8,918	135,997	—	144,915
Separate account assets	2,289,935	—	—	2,289,935
Total	$2,298,853	$135,997	$—	$2,434,850

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of December 31, 2014:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value as of December 31, 2014
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$10,231	$—	$10,231
Corporate debt securities	—	107,500	—	107,500
Mortgage and asset backed securities	—	7,118	—	7,118
Total available-for-sale debt securities	—	124,849	—	124,849
Cash equivalents	8,291	—	—	8,291
Subtotal excluding separate account assets	8,291	124,849	—	133,140
Separate account assets	2,304,097	—	—	2,304,097
Total	$2,312,388	$124,849	$—	$2,437,237

There were no transfers between Level 1 and Level 2 during 2015 or 2014.  There were no Level 3 assets held by the Company during 2015 or 2014.  There were no transfers into or out of Level 3 during 2015 or 2014.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

	2015		2014
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$37	$37	$37	$37
Reinsurance deposit and receivables	81,922	87,124	86,825	92,475
	$81,959	$87,161	$86,862	$92,512

Financial Liabilities:
Contract holder deposit funds	98,570	103,611	93,994	99,606
	$98,570	$103,611	$93,994	$99,606

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$2,187	$2,230	$241
State	27	29	31
	2,214	2,259	272
Deferred:
Federal	798	804	1,565
Provision for income taxes	$3,012	$3,063	$1,837

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax.  However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums.  Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	Years Ended December 31,
	2015	2014
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(12,931)	$(12,127)
Unrealized gains on available-for-sale securities	169	(367)
Contract holder reserves	2,195	2,204
Deferred revenue	321	349
Other, net	39	110

Net deferred tax liability	$(10,207)	$(9,831)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

	Years Ended December 31,
	2015	2014	2013

Tax provision at U.S. Federal statutory rate	$3,563	$3,585	$2,617
Dividends received deduction	(575)	(570)	(850)
Other, net	24	48	70
	$3,012	$3,063	$1,837

The Company paid FILI net federal and state income taxes of $600, $2,100, and $900 in 2015, 2014, and 2013, respectively, related to the Company’s separate-company basis net operating results for the year.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES (CONTINUED):

The Company recognizes uncertain tax positions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities.  As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.  The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $575, $570, and $850 during 2015, 2014 and 2013, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31.  No dividends have been paid or declared during 2015, 2014 or 2013, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects.  Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2015	2014	2013

Statutory net income	$4,421	$5,025	$2,338
Statutory surplus	$76,851	$72,498	$67,422

8. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $5,485, $5,009 and $4,204 in 2015, 2014 and 2013, respectively, under these agreements.  These fees are included in fund administration fees in the Statements of Consolidated Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $4,711, $4,854, and $5,992 in 2015, 2014, and 2013, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company paid FILI and FMR LLC and its subsidiaries $2,969, $3,111, and $3,566 in 2015, 2014, and 2013 respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

The Company has an agreement with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly, Pyramis Global Advisors Trust Company  to provide investment and managerial advice.  The Company incurred charges of $390, $358, and $300 in 2015, 2014, and 2013 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $122, $133, and $154 in 2015, 2014 and 2013, respectively.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2015	2014	2013
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,711	$4,854	$5,992
Compensation and benefits	1,563	1,628	1,842
Capitalization of deferred policy acquisition costs	(4,716)	(4,917)	(6,097)
Amortization of deferred policy acquisition costs	2,809	2,414	1,151
Rent expenses	105	103	99
Taxes, licenses and fees	178	385	481
General insurance expenses	1,853	1,857	2,493

Total underwriting, acquisition and insurance expenses	$6,503	$6,324	$5,961

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2015, 2014 and 2013, the Company decreased amortization by $1,433, $1,590, and $2,534 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

10.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers.  Sales of these two products were discontinued in May 2008.  The Company is subject to concentration of risk with respect to these reinsurance agreements.  The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds.  Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%.  Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009.  The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.     REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

	December 31,
	2015	2014
Reinsurance deposit and receivables:
Genworth Life Insurance Company of New York	$45,975	$49,554
Principal Life Insurance Company	31,272	32,490

Reinsurance deposits and receivables	$77,247	$82,044

Contract holder deposit funds and future contract and policy benefits	$77,809	$82,658

Interest on reinsurance deposit	$2,003	$2,045

Contract and policy benefits and expenses	$1,733	$1,742

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2015	2014	2013

Direct life premiums	$1,149	$1,210	$1,289
Reinsurance ceded, net of ceding expense allowance	(367)	(841)	(891)
Net premiums	$782	$369	$398

Direct contract and policy benefits	$10,268	$10,053	$10,725
Reinsurance ceded, net of reinsurance premiums	(4,867)	(5,587)	(4,989)
Net contract and policy benefits	$5,401	$4,466	$5,736

11.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

12.     SUBSEQUENT EVENTS:

On February 19, 2016, the Company gave notice to Genworth Life Insurance Company of New York (“GLICNY”) of its decision to exercise a recapture option contained in their October 1, 2001 Reinsurance Agreement (the “Agreement”).  This means that within approximately 60 days either (i) the Company would recapture all reinsurance ceded under the Agreement, or (ii) GLICNY would, subject to the prior approval of the Company, transfer such reinsurance to another mutually-acceptable reinsurer.

The Company has evaluated subsequent events from the balance sheet date through April 20, 2016 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

25

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2015.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2015.

Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2015 and 2014.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2015 and 2014.

Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2015, 2014 and 2013.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1)                                 Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)                                 Not Applicable.

(3)                                 (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)                                 (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5)                                 (a)Application for Variable Annuity Contract. (Note 1)

(6)                                 (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7)                                 Form of Reinsurance Agreement - Not Applicable.

(8)                                 (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9)                                 Opinion and consent of Lance A. Warrick is filed herein as Exhibit 9.

(10)                          Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11)                          Not Applicable

(12)                          Not Applicable

(13)                          Performance Advertising Calculations (Note 2)

(14)                          (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Vari able Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”). (Note 3)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). (Note 3)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY ASSET

MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the “Advisers”). (Note 3)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. (Note 3)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).  (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. (Note 5)

(15)Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson, Jr. is filed herewithin

(b)                                 Power of Attorney for Norman L. Ashkenas is filed herewithin

(c)                                  Power of Attorney for Kathleen M. Graveline is filed herewithin

(d)                                 Power of Attorney for Peter G. Johannsen is filed herewithin

(e)                                  Power of Attorney for Malcolm MacKay is filed herewithin

(f)                                   Power of Attorney for Kathleen A. Murphy is filed herewithin

(g)                                  Power of Attorney for Rodney R Rohda is filed herewithin

(h)                                 Power of Attorney for Roger T Servison is filed herewithin

(1)                                 Power of Attorney for Floyd L. Smith is filed herewithin

(j)                                    Power of Attorney for Derek L. Young is filed herewithin

(k)                                 Power of Attorney for Sriram Subramaniam is filed herewithin

(l)                                     Power of Attorney for Miles Mei is filed herewithin

(Note 1)  Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2)  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

Item 25.  Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are not Directors

David A. Golino	Senior Vice President and Chief Financial Officer

Robert J. Cummings	Senior Vice President, Client Services
Robert Brown	Senior Vice President, Channel Development

Barbara Maietta	Vice President, Marketing

Deborah Walsh	Senior Vice President, Systems and Technology
Miles Mei	Treasurer

Maryann P. Crews	Illustration Actuary

Robert K. Leach	Appointed Actuary

Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer

Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons listed in Item 27 is 100 Salem Street, Smithfield RI 02917.

Item 26.  Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27.  Number of Contract Owners.

As of March 31, 2016, there were 130 Qualified Contracts and 4908 Non-qualified Contracts.

Item 28.  Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policy”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or

amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1.                                 Indemnification of Directors, Officers, Employees and Agents.  Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding.  The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President
	Michael Durbin	Director

Scott G. Hutzier	Director
Kathleen Murphy	Director
Richard Lyons	Chief Financial Officer and Senior Vice President
Donald St. Peter	Vice President, Real Estate
Tami R. Rash	Treasurer
Norman Ashkenas	Chief Compliance Officer
David Forman	Secretary and Chief Legal Officer
Peter D. Stahl	Assistant Secretary

(c)                                  $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30.  Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, NY 10019.

Item 31.  Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2015, 2014, and 2013were $2,969,087, $3,111,390, and $3,565,846 respectively.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the President of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain President, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, William J. Johnson, Jr., the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/William J. Johnson, Jr.
William J. Johnson, Jr.

POWER OF ATTORNEY

I, Norman L. Ashkenas, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Norman L. Ashkenas
Norman L. Ashkenas

POWER OF ATTORNEY

I, Kathleen M. Graveline, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen M. Graveline
Kathleen M. Graveline

POWER OF ATTORNEY

I, Peter G. Johannsen, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Peter G. Johannsen
Peter G. Johannsen

POWER OF ATTORNEY

I, Malcolm MacKay, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Malcolm MacKay
Malcolm MacKay

POWER OF ATTORNEY

I, Kathleen A. Murphy, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Kathleen A. Murphy
Kathleen A. Murphy

POWER OF ATTORNEY

I, Rodney R. Rohda, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Rodney R. Rohda
Rodney R. Rohda

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison
Roger T. Servison

POWER OF ATTORNEY

I, Floyd T. Smith, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Floyd T. Smith
Floyd T. Smith

POWER OF ATTORNEY

I, Derek L. Young, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Derek L. Young
Derek L. Young

POWER OF ATTORNEY

I, Sriram Subramaniam, the undersigned Director of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint (i) Lance A. Warrick and Miles Mei, or (ii) either one individually, as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain a Director, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Sriram Subramaniam
Sriram Subramaniam

POWER OF ATTORNEY

I, Miles Mei, the undersigned Treasurer of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity”), as of January 1, 2016, hereby constitute and appoint Lance A. Warrick as my true and lawful Attorney-in-Fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, but only so long as I remain Treasurer, with respect to:

(i)                        Post-Effective Amendment Number 30 to Registration Statement (File No. 33-42376) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof; and

(ii)                     All initial Registration Statements of the Empire Fidelity, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said Attorney-in-Fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said Attorney-in-Fact or his substitutes may do or cause to be done by virtue hereof.

/s/Miles Mei
Miles Mei

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2016.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April 2016.

Signature	Title

)
/s/ *		)
William J. Johnson, Jr.	President and Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Floyd L. Smith	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)

/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)